UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-08510

                                               Matthews International Funds

(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550

                                                  San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

William J. Hackett, President

Four Embarcadero Center, Suite 550

                                                  San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code:      415-788-7553

Date of fiscal year end:  December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Matthews Asia Strategic Income Fund	September 30, 2018

Schedule of Investmentsa (unaudited)

NON-CONVERTIBLE CORPORATE BONDS: 62.6%

	Face Amount*	Value

CHINA/HONG KONG: 32.3%
Wanda Properties International Co., Ltd.
7.250%, 01/29/24[b]	5,000,000	$4,737,880
Standard Chartered PLC
6.500%[c], 04/02/20[b,d]	4,350,000	4,337,368
KWG Group Holdings, Ltd.
6.000%, 09/15/22[b]	4,500,000	4,059,252
Chinalco Capital Holdings, Ltd.
4.000%, 08/25/21[b]	4,100,000	3,956,705
West China Cement, Ltd.
6.500%, 09/11/19[b]	3,500,000	3,534,972
CIFI Holdings Group Co., Ltd.
6.875%, 04/23/21[b]	3,200,000	3,136,003
State Grid Corp. of China, Series B
3.150%, 11/14/21	CNY 20,000,000	2,822,716
HSBC Holdings PLC
6.375%[c], 03/30/25[d]	2,500,000	2,478,125
PetroChina Co., Ltd.
3.150%, 03/03/21	CNY 15,000,000	2,134,846
China National Petroleum Corp., Series INBK
4.690%, 01/11/22	CNY 10,000,000	1,475,049
State Grid Corp. of China
3.750%, 11/11/20	CNY 10,000,000	1,445,383
Huaneng Power International, Inc., Series A
3.480%, 06/13/21	CNY 10,000,000	1,428,234
Franshion Brilliant, Ltd.
5.200%, 03/08/21[b]	CNY 7,000,000	1,015,426

Total China/Hong Kong		36,561,959

INDONESIA: 7.2%
Theta Capital Pte, Ltd.
6.750%, 10/31/26[b]	3,500,000	2,677,080
Modernland Overseas Pte, Ltd.
6.950%, 04/13/24[b]	1,900,000	1,650,243
Alam Synergy Pte, Ltd.
6.950%, 03/27/20[e]	1,500,000	1,425,000
Theta Capital Pte, Ltd.
7.000%, 04/11/22[b]	1,200,000	1,008,653
Listrindo Capital BV
4.950%, 09/14/26[b]	1,000,000	926,000
Alam Synergy Pte, Ltd.
6.950%, 03/27/20[b]	500,000	475,000

Total Indonesia		8,161,976

INDIA: 5.7%
LIC Housing Finance, Ltd., Series 309
7.830%, 09/25/26	INR 240,000,000	3,234,084
Housing Development Finance Corp., Ltd., Series K-24
8.950%, 03/21/23	INR 100,000,000	1,360,091
Power Finance Corp., Ltd., Series 151A
7.470%, 09/16/21	INR 90,000,000	1,215,130
Rural Electrification Corp., Ltd., Series 122
9.020%, 06/18/19	INR 50,000,000	693,187

Total India		6,502,492

SRI LANKA: 4.1%
DFCC Bank PLC
9.625%, 10/31/18[b]	2,650,000	2,655,512
National Savings Bank
5.150%, 09/10/19[b]	2,000,000	1,970,400

Total Sri Lanka		4,625,912

	Face Amount*	Value

PHILIPPINES: 3.1%
ICTSI Treasury BV
4.625%, 01/16/23[b]	3,500,000	$3,465,000

Total Philippines		3,465,000

SINGAPORE: 3.0%
Olam International, Ltd.
4.500%, 04/12/21[b]	3,500,000	3,433,619

Total Singapore		3,433,619

THAILAND: 3.0%
Krung Thai Bank Public Co., Ltd.
5.200%[c], 12/26/24[b]	3,400,000	3,430,706

Total Thailand		3,430,706

JAPAN: 2.5%
SoftBank Group Corp.
6.000%[c], 07/19/23[b,d]	3,150,000	2,890,736

Total Japan		2,890,736

UNITED STATES: 1.7%
Sprint Communications, Inc.
6.000%, 11/15/22	1,863,000	1,900,260

Total United States		1,900,260

TOTAL NON-CONVERTIBLE CORPORATE BONDS		70,972,660

(Cost $73,649,535)

CONVERTIBLE CORPORATE BONDS: 23.6%

CHINA/HONG KONG: 21.0%
Ctrip.com International, Ltd., Cnv.
1.250%, 09/15/22	5,500,000	5,379,550
China Overseas Finance Investment Cayman V, Ltd., Cnv.
0.000%, 01/05/23[b]	4,400,000	4,643,100
Zhongsheng Group Holdings, Ltd., Cnv.
0.000%, 05/23/23[b]	HKD 38,000,000	4,641,783
China Railway Construction Corp., Ltd., Cnv.
1.500%, 12/21/21[b]	CNY 20,000,000	2,837,240
Vipshop Holdings, Ltd., Cnv.
1.500%, 03/15/19	2,700,000	2,647,688
Johnson Electric Holdings, Ltd., Cnv.
1.000%, 04/02/21[b]	2,000,000	2,145,000
China Mengniu Dairy Co., Ltd., Cnv.
0.000%, 06/05/22[b]	1,600,000	1,540,000

Total China/Hong Kong		23,834,361

THAILAND: 2.6%
CP Foods Holdings, Ltd., Cnv.
0.500%, 09/22/21[b]	2,800,000	2,929,304

Total Thailand		2,929,304

TOTAL CONVERTIBLE CORPORATE BONDS		26,763,665

(Cost $27,339,134)

matthewsasia.com | 800.789.ASIA	2

Matthews Asia Strategic Income Fund	September 30, 2018

Schedule of Investmentsa (unaudited) (continued)

FOREIGN GOVERNMENT OBLIGATIONS: 8.5%

	Face Amount*	Value

VIETNAM: 5.9%
Debt and Asset Trading Corp.
1.000%, 10/10/25[b]	6,969,000	$4,756,343
Socialist Republic of Vietnam
5.200%, 01/12/22	VND 43,000,000,000	1,895,124

Total Vietnam		6,651,467

INDONESIA: 2.3%
Indonesia Treasury Bond
7.875%, 04/15/19	IDR 38,000,000,000	2,559,004

Total Indonesia		2,559,004

SOUTH KOREA: 0.3%
Korea Treasury Bond
3.500%, 03/10/24	KRW 400,000,000	383,141

Total South Korea		383,141

TOTAL FOREIGN GOVERNMENT OBLIGATIONS		9,593,612

(Cost $ 10,029,778)

TOTAL INVESTMENTS: 94.7%		107,329,937
(Cost $ 111,018,447)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 5.3%		5,965,208

NET ASSETS: 100.0%		$113,295,145

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

c	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

d	Perpetual security with no stated maturity date. First call date is disclosed.

e

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2018, the aggregate value is $1,425,000, which is 1.26% of net assets.

*	All Values in USD unless otherwise specified

Cnv.	Convertible

CNY	Chinese Renminbi (Yuan)

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

INR	Indian Rupee

KRW	Korean Won

SGD	Singapore Dollar

THB	Thai Baht

USD	U.S. Dollar

VND	Vietnamese Dong

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

THB 201,611,100	USD 6,100,000	Merrill Lynch & Co., Inc.	10/11/18	$136,658

KRW 4,403,065,000	USD 3,950,000	Merrill Lynch & Co., Inc.	12/14/18	25,165

				161,823

USD 6,041,687	THB 201,611,100	Merrill Lynch & Co., Inc.	10/11/18	(194,971)

SGD 9,237,800	USD 6,800,000	Merrill Lynch & Co., Inc.	10/18/18	(39,397)

USD 6,725,248	SGD 9,237,800	Merrill Lynch & Co., Inc.	10/18/18	(35,355)

				(269,723)

Net Unrealized Depreciation				($107,900)

See accompanying notes to schedules of investments.

3	MATTHEWS ASIA FUNDS

Matthews Asia Credit Opportunities Fund	September 30, 2018

Schedule of Investmentsa (unaudited)

NON-CONVERTIBLE CORPORATE BONDS: 58.7%

	Face Amount*	Value

CHINA/HONG KONG: 27.2%
Standard Chartered PLC 6.500%[b], 04/02/20[c,d]	1,850,000	$1,844,627
West China Cement, Ltd. 6.500%, 09/11/19[d]	1,800,000	1,817,986
Chinalco Capital Holdings, Ltd. 4.000%, 08/25/21[d]	1,543,000	1,489,072
Wanda Properties International Co., Ltd.
7.250%, 01/29/24[d]	1,550,000	1,468,743
KWG Group Holdings, Ltd. 6.000%, 09/15/22[d]	1,500,000	1,353,084
HSBC Holdings PLC 6.375%[b], 03/30/25[c]	1,100,000	1,090,375
CIFI Holdings Group Co., Ltd. 6.875%, 04/23/21[d]	1,000,000	980,001
KWG Group Holding, Ltd. 8.975%, 01/14/19[d]	800,000	805,945
Shimao Property Holdings, Ltd. 4.750%, 07/03/22[d]	800,000	767,041

Total China/Hong Kong		11,616,874

INDONESIA: 13.0%
TBG Global Pte, Ltd. 5.250%, 02/10/22[d]	1,400,000	1,377,695
Modernland Overseas Pte, Ltd. 6.950%, 04/13/24[d]	1,400,000	1,215,969
Listrindo Capital BV 4.950%, 09/14/26[d]	1,000,000	926,000
Theta Capital Pte, Ltd. 6.750%, 10/31/26[d]	1,200,000	917,856
Alam Synergy Pte, Ltd. 6.950%, 03/27/20[d]	900,000	855,000
Theta Capital Pte, Ltd. 7.000%, 04/11/22[d]	300,000	252,163

Total Indonesia		5,544,683

PHILIPPINES: 5.0%
ICTSI Treasury BV 4.625%, 01/16/23[d]	1,300,000	1,287,000
ICTSI Treasury BV 5.875%, 09/17/25[d]	800,000	827,742

Total Philippines		2,114,742

SINGAPORE: 3.4%
Olam International, Ltd. 4.500%, 04/12/21[d]	1,500,000	1,471,551

Total Singapore		1,471,551

JAPAN: 3.2%
SoftBank Group Corp. 6.000%[b], 07/19/23[c,d]	1,500,000	1,376,541

Total Japan		1,376,541

THAILAND: 3.1%
Krung Thai Bank Public Co., Ltd. 5.200%[b], 12/26/24[d]	1,300,000	1,311,740

Total Thailand		1,311,740

	Face Amount*	Value

SRI LANKA: 2.8%
DFCC Bank PLC
9.625%, 10/31/18[d]	1,200,000	$1,202,496

Total Sri Lanka		1,202,496

UNITED STATES: 1.0%
Sprint Communications, Inc.
6.000%, 11/15/22	420,000	428,400

Total United States		428,400

TOTAL NON-CONVERTIBLE CORPORATE BONDS		25,067,027
(Cost $25,925,548)

CONVERTIBLE CORPORATE BONDS: 23.7%

CHINA/HONG KONG: 21.7%
Zhongsheng Group Holdings, Ltd., Cnv.
0.000%, 05/23/23[d]	HKD 17,000,000	2,076,587
Ctrip.com International, Ltd., Cnv.
1.250%, 09/15/22	1,850,000	1,809,485
China Overseas Finance Investment Cayman V, Ltd., Cnv.
0.000%, 01/05/23[d]	1,600,000	1,688,400
Vipshop Holdings, Ltd., Cnv.
1.500%, 03/15/19	1,100,000	1,078,688
China Mengniu Dairy Co., Ltd., Cnv.
0.000%, 06/05/22[d]	1,000,000	962,500
China Railway Construction Corp., Ltd., Cnv.
1.500%, 12/21/21[d]	CNY 6,000,000	851,172
Johnson Electric Holdings, Ltd., Cnv.
1.000%, 04/02/21[d]	750,000	804,375

Total China/Hong Kong		9,271,207

THAILAND: 2.0%
CP Foods Holdings, Ltd., Cnv.
0.500%, 09/22/21[d]	800,000	836,944

Total Thailand		836,944

TOTAL CONVERTIBLE CORPORATE BONDS		10,108,151
(Cost $10,310,854)

FOREIGN GOVERNMENT OBLIGATIONS: 10.6%

VIETNAM: 8.6%
Debt and Asset Trading Corp.
1.000%, 10/10/25[d]	2,700,000	1,842,750
Socialist Republic of Vietnam
5.500%, 03/12/28	1,440,000	1,395,173
Socialist Republic of Vietnam
4.800%, 11/19/24[d]	400,000	406,891

Total Vietnam		3,644,814

matthewsasia.com | 800.789.ASIA	4

Matthews Asia Credit Opportunities Fund	September 30, 2018

Schedule of Investmentsa (unaudited) (continued)

FOREIGN GOVERNMENT OBLIGATIONS (continued)

	Face Amount*	Value

SRI LANKA: 2.0%
Sri Lanka Government Bond
6.125%, 06/03/25[d]	900,000	$857,367

Total Sri Lanka		857,367

TOTAL FOREIGN GOVERNMENT OBLIGATIONS		4,502,181
(Cost $ 4,586,988)

TOTAL INVESTMENTS: 93.0%		39,677,359
(Cost $ 40,823,390)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 7.0%		3,002,731

NET ASSETS: 100.0%		$42,680,090

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

c	Perpetual security with no stated maturity date. First call date is disclosed.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

*	All Values in USD unless otherwise specified

Cnv.	Convertible

CNY	Chinese Renminbi (Yuan)

HKD	Hong Kong Dollar

USD	U.S. Dollar

See accompanying notes to schedules of investments.

5	MATTHEWS ASIA FUNDS

Matthews Asian Growth and Income Fund	September 30, 2018

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 81.6%

	Shares	Value

CHINA/HONG KONG: 31.9%
AIA Group, Ltd.	7,684,000	$68,517,618
Techtronic Industries Co., Ltd.	6,682,000	42,622,408
CK Hutchison Holdings, Ltd.	3,424,172	39,414,756
Jardine Matheson Holdings, Ltd.	577,100	36,205,627
HKT Trust & HKT, Ltd.	25,681,000	35,312,870
HSBC Holdings PLC ADR	756,133	33,262,291
NetEase, Inc. ADR	145,500	33,210,375
Jiangsu Expressway Co., Ltd. H Shares	25,502,000	32,713,059
China Mobile, Ltd. ADR	633,300	30,987,369
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. A Shares	1,610,583	29,962,385
Zhejiang Supor Co., Ltd. A Shares	3,635,570	28,516,231
CLP Holdings, Ltd.	2,427,200	28,424,297
Pacific Textiles Holdings, Ltd.	33,267,000	28,354,353
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	7,522,575	28,122,208
CK Asset Holdings, Ltd.	3,725,172	27,924,601
Minth Group, Ltd.	6,678,000	27,473,764
Hang Lung Properties, Ltd.	13,056,920	25,471,237
VTech Holdings, Ltd.	2,197,700	25,367,095
Midea Group Co., Ltd. A Shares[b]	3,708,801	21,668,580
Café de Coral Holdings, Ltd.	8,296,000	18,953,078

Total China/Hong Kong		642,484,202

SINGAPORE: 9.5%
United Overseas Bank, Ltd.	2,857,700	56,492,288
Singapore Telecommunications, Ltd.	16,366,500	38,783,607
Singapore Technologies Engineering, Ltd.	14,058,125	36,590,439
Ascendas REIT	17,891,700	34,559,689
Venture Corp., Ltd.	2,012,700	25,953,170

Total Singapore		192,379,193

SOUTH KOREA: 7.8%
Samsung Electronics Co., Ltd.	1,029,900	43,102,215
Coway Co., Ltd.	443,448	34,610,476
Macquarie Korea Infrastructure Fund	3,611,141	29,624,867
Orange Life Insurance, Ltd.[c,d]	946,537	29,100,843
KT&G Corp.	214,771	20,136,294

Total South Korea		156,574,695

TAIWAN: 7.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	9,049,187	77,221,563
Advantech Co., Ltd.	5,515,000	41,047,032
Taiwan Secom Co., Ltd.	11,131,000	32,157,866

Total Taiwan		150,426,461

JAPAN: 4.1%
Kao Corp.	394,600	31,874,915
Japan Tobacco, Inc.	1,051,000	27,445,083
KDDI Corp.	841,600	23,217,008

Total Japan		82,537,006

UNITED STATES: 3.9%
Broadcom, Inc.	194,700	48,038,331
Cognizant Technology Solutions Corp. Class A	409,000	31,554,350

Total United States		79,592,681

	Shares	Value

INDIA: 2.8%
Housing Development Finance Corp., Ltd.	1,310,256	$31,715,998
Bharti Infratel, Ltd.	6,905,094	25,053,520

Total India		56,769,518

AUSTRALIA: 2.6%
Macquarie Group, Ltd.	335,527	30,522,415
Domino’s Pizza Enterprises, Ltd.	549,344	21,196,474

Total Australia		51,718,889

UNITED KINGDOM: 1.8%
Prudential PLC	1,547,590	35,483,412

Total United Kingdom		35,483,412

INDONESIA: 1.6%
PT Bank Rakyat Indonesia Persero	151,461,000	32,006,535

Total Indonesia		32,006,535

MALAYSIA: 1.6%
Genting Malaysia BHD	26,246,300	31,639,396

Total Malaysia		31,639,396

VIETNAM: 1.5%
Vietnam Dairy Products JSC	5,334,013	31,374,540

Total Vietnam		31,374,540

THAILAND: 1.5%
Kasikornbank Public Co., Ltd.	4,640,000	30,990,311

Total Thailand		30,990,311

FRANCE: 1.2%
Pernod Ricard SA	153,028	25,097,747

Total France		25,097,747

NEW ZEALAND: 1.2%
SKYCITY Entertainment Group, Ltd.	8,812,957	23,417,128

Total New Zealand		23,417,128

PHILIPPINES: 1.1%
Bank of the Philippine Islands	14,953,444	23,056,265

Total Philippines		23,056,265

TOTAL COMMON EQUITIES		1,645,547,979
(Cost $1,539,215,499)

CONVERTIBLE CORPORATE BONDS: 14.6%

	Face Amount*	Value

CHINA/HONG KONG: 7.9%
Johnson Electric Holdings, Ltd., Cnv.
1.000%, 04/02/21[d]	38,500,000	41,291,250
China Overseas Finance Investment Cayman V, Ltd., Cnv.
0.000%, 01/05/23[d]	32,600,000	34,401,150
Zhongsheng Group Holdings, Ltd., Cnv.
0.000%, 05/23/23[d]	HKD 219,000,000	26,751,327

matthewsasia.com | 800.789.ASIA	6

Matthews Asian Growth and Income Fund	September 30, 2018

Schedule of Investmentsa (unaudited) (continued)

CONVERTIBLE CORPORATE BONDS (continued)

	Face Amount*	Value
Harvest International Co., Cnv.
0.000%, 11/21/22[d]	HKD 177,000,000	$21,790,511
Haitian International Holdings, Ltd., Cnv.
2.000%, 02/13/19[d]	21,500,000	21,473,125
China Mengniu Dairy Co., Ltd., Cnv.
0.000%, 06/05/22[d]	14,800,000	14,245,000
Total China/Hong Kong		159,952,363

SOUTH KOREA: 2.7%
LG Chem, Ltd., Cnv.
0.000%, 04/16/21[d]	27,600,000	28,290,000
Lotte Shopping Co., Ltd., Cnv.
0.000%, 04/04/23[d]	KRW 28,800,000,000	25,110,848
Total South Korea		53,400,848

THAILAND: 2.2%
Bangkok Dusit Medical Services Public Co., Ltd., Cnv.
0.000%, 09/18/19[d]	THB 633,000,000	23,781,540
CP Foods Holdings, Ltd., Cnv.
0.500%, 09/22/21[d]	19,800,000	20,714,364
Total Thailand		44,495,904

SINGAPORE: 1.8%
CapitaLand, Ltd., Cnv.
1.950%, 10/17/23[d]	SGD 49,500,000	36,299,879
Total Singapore		36,299,879

TOTAL CONVERTIBLE CORPORATE BONDS		294,148,994

(Cost $300,194,172)

PREFERRED EQUITIES: 2.0%
	Shares	Value

SOUTH KOREA: 2.0%
LG Household & Health Care, Ltd., Pfd.	56,695	41,093,333
Total South Korea		41,093,333

TOTAL PREFERRED EQUITIES		41,093,333

(Cost $10,730,483)

Value

TOTAL INVESTMENTS: 98.2%	$1,980,790,306
(Cost $1,850,140,154)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 1.8%	35,663,074

NET ASSETS: 100.0%	$2,016,453,380

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2018, the aggregate value is $29,100,843, which is 1.44% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

*	All Values in USD unless otherwise specified

ADR	American Depositary Receipt

BHD	Berhad

Cnv.	Convertible

HKD	Hong Kong Dollar

JSC	Joint Stock Co.

KRW	Korean Won

Pfd.	Preferred

REIT	Real Estate Investment Trust

SGD	Singapore Dollar

THB	Thai Baht

USD	U.S. Dollar

See accompanying notes to schedules of investments.

7	MATTHEWS ASIA FUNDS

Matthews Asia Dividend Fund	September 30, 2018

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 92.6%

	Shares	Value

CHINA/HONG KONG: 33.9%
Shenzhou International Group Holdings, Ltd.	21,266,000	$272,866,809
Minth Group, Ltd.†	62,199,000	255,891,081
China Petroleum & Chemical Corp. H Shares	201,858,000	202,816,731
Sun Art Retail Group, Ltd.	88,093,500	114,284,052
Beijing Capital International Airport Co., Ltd. H Shares†	94,084,000	114,109,656
China Resources Power Holdings Co., Ltd.	60,274,000	106,341,203
Huaneng Power International, Inc. H Shares	161,530,000	105,844,940
China Gas Holdings, Ltd.	36,274,200	102,665,543
HKBN, Ltd.†	56,401,123	96,616,042
China Mobile, Ltd.	9,372,500	92,148,948
Chongqing Brewery Co., Ltd. A Shares	21,070,370	89,506,026
Hua Hong Semiconductor, Ltd.[b,c]	40,482,000	86,781,879
Fanhua, Inc. ADR	3,182,300	85,985,746
Fuyao Glass Industry Group Co., Ltd. H Shares[b,c]	23,075,200	83,605,225
Yuexiu Transport Infrastructure, Ltd.†	97,328,000	77,065,895
Crystal International Group, Ltd.[b,c]	111,755,000	73,276,339
Dairy Farm International Holdings, Ltd.	7,804,400	70,239,600
Postal Savings Bank of China Co., Ltd. H Shares[b,c]	107,790,000	67,735,372
Far East Horizon, Ltd.	61,980,000	58,984,460
China Construction Bank Corp. H Shares	57,105,000	49,915,512
Shanghai Jin Jiang International Hotels Group Co., Ltd. H Shares†	173,612,000	48,709,073
Café de Coral Holdings, Ltd.	17,330,000	39,592,195
HSBC Holdings PLC ADR	554,800	24,405,652
China Petroleum & Chemical Corp. ADR	235,900	23,693,796
China Mobile, Ltd. ADR	469,900	22,992,207
HSBC Holdings PLC	1,576,800	13,793,495
Haidilao International Holding, Ltd.[b,c,d]	2,081,000	4,731,751

Total China/Hong Kong		2,384,599,228

JAPAN: 32.1%
NTT DoCoMo, Inc.	7,845,000	210,854,545
Kao Corp.	2,565,500	207,235,417
Japan Tobacco, Inc.	7,244,400	189,175,220
Pigeon Corp.	3,077,300	173,419,723
Nitori Holdings Co., Ltd.	1,149,100	164,672,800
Seven & i Holdings Co., Ltd.	3,587,800	159,961,774
Anritsu Corp.†	9,384,700	154,662,957
MISUMI Group, Inc.	5,869,600	151,872,963
Hoya Corp.	2,436,200	144,688,353
Rohm Co., Ltd.	1,663,100	121,672,653
Sumitomo Mitsui Financial Group, Inc.	2,792,100	112,364,897
Mitsubishi UFJ Financial Group, Inc.	16,750,800	104,067,573
Fuji Seal International, Inc.	2,621,000	92,838,243
Eiken Chemical Co., Ltd.†	3,493,200	81,188,822
Nifco, Inc.	2,817,600	75,761,147
BELLSYSTEM24 Holdings, Inc.†	4,425,600	69,644,897
Mitsubishi Pencil Co., Ltd.	2,628,400	48,336,215

Total Japan		2,262,418,199

SOUTH KOREA: 7.9%
Hyundai Mobis Co., Ltd.	1,033,075	212,342,664
BGF Retail Co., Ltd.†	961,660	178,157,431

	Shares	Value

Woori Bank	5,472,430	$83,330,050
Samsung Fire & Marine Insurance Co., Ltd.	310,982	79,620,363
Total South Korea		553,450,508

TAIWAN: 4.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,642,940	116,712,230
Taiwan Semiconductor Manufacturing Co., Ltd.	10,727,469	91,543,243
China Steel Chemical Corp.†	15,589,000	74,253,622

Total Taiwan		282,509,095

SINGAPORE: 3.5%
United Overseas Bank, Ltd.	7,406,100	146,407,087
CapitaLand Retail China Trust REIT†	49,800,000	52,783,884
Ascendas India Trust†	57,863,800	46,136,968

Total Singapore		245,327,939

INDIA: 2.4%
ITC, Ltd.	23,282,533	95,653,557
Minda Industries, Ltd.	10,899,193	53,116,987
Gujarat Pipavav Port, Ltd.	14,772,019	20,442,381

Total India		169,212,925

AUSTRALIA: 2.0%
Breville Group, Ltd.†	12,185,538	115,059,415
Greencross, Ltd.†	9,560,282	29,291,569

Total Australia		144,350,984

INDONESIA: 1.9%
PT United Tractors	46,212,800	102,316,645
PT Cikarang Listrindo[b,c]	477,480,200	30,440,304

Total Indonesia		132,756,949

PHILIPPINES: 1.3%
Globe Telecom, Inc.	2,322,530	94,569,054

Total Philippines		94,569,054

THAILAND: 1.3%
Thai Beverage Public Co., Ltd.	189,041,400	93,993,008

Total Thailand		93,993,008

VIETNAM: 1.3%
Vietnam Dairy Products JSC	15,017,385	88,331,909

Total Vietnam		88,331,909

BANGLADESH: 1.0%
GrameenPhone, Ltd.	16,109,639	70,432,305

Total Bangladesh		70,432,305

TOTAL COMMON EQUITIES		6,521,952,103

(Cost $5,432,735,590)

PREFERRED EQUITIES: 2.9%

SOUTH KOREA: 2.9%
LG Chem, Ltd., Pfd.	742,693	136,569,148

matthewsasia.com | 800.789.ASIA	8

Matthews Asia Dividend Fund	September 30, 2018

Schedule of Investmentsa (unaudited) (continued)

PREFERRED EQUITIES (continued)

	Shares	Value

Samsung Electronics Co., Ltd., Pfd.	1,880,455	$64,137,155
Total South Korea		200,706,303

TOTAL PREFERRED EQUITIES		200,706,303
(Cost $127,332,317)

TOTAL INVESTMENTS: 95.5%		6,722,658,406

(Cost $5,560,067,907)

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.5%		316,718,570

NET ASSETS: 100.0%		$7,039,376,976

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2018, the aggregate value is $346,570,870, which is 4.92% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Non-income producing security.

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

JSC	Joint Stock Co.

Pfd.	Preferred

REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

9	MATTHEWS ASIA FUNDS

Matthews China Dividend Fund	September 30, 2018
Schedule of Investments[a] (unaudited)
COMMON EQUITIES: 95.2%

	Shares	Value

FINANCIALS: 18.4%
Banks: 10.3%
Postal Savings Bank of China Co., Ltd. H Shares[b,c]	16,907,000	$10,624,380
HSBC Holdings PLC	1,146,400	10,028,452
Bank of China, Ltd. H Shares	17,925,000	7,920,034
Dah Sing Financial Holdings, Ltd.	849,600	5,435,027

		34,007,893

Insurance: 5.0%
Ping An Insurance Group Co. of China, Ltd. H Shares	722,000	7,314,010
Fanhua, Inc. ADR	215,400	5,820,108
China Life Insurance Co., Ltd. H Shares	1,436,000	3,263,503

		16,397,621

Capital Markets: 3.1%
China International Capital Corp., Ltd. H Shares[b,c]	3,646,000	6,715,474
China Renaissance Holdings, Ltd.[b,c,d]	1,150,000	3,305,294

		10,020,768
Total Financials		60,426,282

INDUSTRIALS: 12.7%
Transportation Infrastructure: 4.8%
Guangdong Provincial Expressway Development Co., Ltd. B Shares	11,207,421	8,786,985
Xiamen International Airport Co., Ltd. A Shares	2,408,210	7,151,408

		15,938,393

Commercial Services & Supplies: 3.2%
Sunny Friend Environmental Technology Co., Ltd.	758,000	5,534,239
A-Living Services Co., Ltd. H Shares[b,c,d]	3,137,250	4,849,337

		10,383,576

Machinery: 3.2%
Yangzijiang Shipbuilding Holdings, Ltd.	6,640,500	6,020,182
Shanghai Mechanical and Electrical Industry Co., Ltd. B Shares	2,456,659	4,328,098

		10,348,280

Marine: 1.0%
SITC International Holdings Co., Ltd.	4,173,000	3,368,955

Professional Services: 0.5%
Sporton International, Inc.	368,074	1,616,731

Total Industrials		41,655,935

CONSUMER STAPLES: 11.8%
Food Products: 5.9%
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	2,105,911	7,872,685
WH Group, Ltd.[b,c]	9,073,000	6,369,752
Nissin Foods Co., Ltd.	10,934,000	5,102,356

		19,344,793

Food & Staples Retailing: 3.5%
Sun Art Retail Group, Ltd.	6,947,000	9,012,371

	Shares	Value

Shanghai Bailian Group Co., Ltd. B Shares	2,391,840	$2,575,419

		11,587,790

Personal Products: 1.2%
Chlitina Holding, Ltd.	542,000	4,096,990

Beverages: 1.2%
Chongqing Brewery Co., Ltd. A Shares	898,018	3,814,742

Total Consumer Staples		38,844,315

TELECOMMUNICATION SERVICES: 10.1%
Diversified Telecommunication Services: 7.4%
HKBN, Ltd.	7,842,957	13,435,113
CITIC Telecom International Holdings, Ltd.	32,312,000	11,008,336

		24,443,449

Wireless Telecommunication Services: 2.7%
China Mobile, Ltd. ADR	181,430	8,877,370
Total Telecommunication Services		33,320,819

INFORMATION TECHNOLOGY: 8.5%
Internet Software & Services: 4.8%
Tencent Holdings, Ltd.	224,800	9,178,770
SUNeVision Holdings, Ltd.	9,589,000	6,465,078

		15,643,848

Software: 2.1%
Shanghai Baosight Software Co., Ltd. B Shares	3,849,918	7,007,952

Semiconductors & Semiconductor Equipment: 1.6%
Hua Hong Semiconductor, Ltd.[b,c]	2,473,000	5,301,408

Total Information Technology		27,953,208

CONSUMER DISCRETIONARY: 8.4%
Textiles, Apparel & Luxury Goods: 4.5%
Nan Liu Enterprise Co., Ltd.	965,000	4,977,811
Heilan Home Co., Ltd. A Shares	2,443,388	3,653,611
Crystal International Group, Ltd.[b,c]	5,330,500	3,495,142
Heilan Home Co., Ltd. A Shares	1,841,024	2,754,574

		14,881,138

Hotels, Restaurants & Leisure: 2.9%
Shanghai Jin Jiang International Hotels Group Co., Ltd. H Shares	17,454,000	4,896,944
Café de Coral Holdings, Ltd.	2,044,000	4,669,731

		9,566,675

Diversified Consumer Services: 1.0%
Hope Education Group Co., Ltd.[b,c,d]	20,606,000	3,342,929

Total Consumer Discretionary		27,790,742

ENERGY: 6.3%
Oil, Gas & Consumable Fuels: 6.3%
China Petroleum & Chemical Corp. H Shares	13,106,000	13,168,247
Sinopec Kantons Holdings, Ltd.	9,790,000	4,365,014
China Aviation Oil Singapore Corp., Ltd.	2,938,500	3,288,141

Total Energy		20,821,402

matthewsasia.com | 800.789.ASIA	10

Matthews China Dividend Fund	September 30, 2018
Schedule of Investments[a] (unaudited) (continued)
COMMON EQUITIES (continued)	CLOSED-END FUNDS: 2.0%

	Shares	Value

HEALTH CARE: 5.9%
Health Care Providers & Services: 2.6%
Genertec Universal Medical Group Co., Ltd.[b,c]	7,541,000	$5,783,398
China National Accord Medicines Corp., Ltd. B Shares	744,233	2,755,604

		8,539,002

Biotechnology: 2.0%
Shanghai Haohai Biological Technology Co., Ltd. H Shares[b,c]	491,400	3,354,799
BBI Life Sciences Corp.[c]	8,710,500	3,136,472

		6,491,271

Pharmaceuticals: 1.3%
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. S Shares	4,583,800	4,492,193
Total Health Care		19,522,466

MATERIALS: 5.1%
Containers & Packaging: 3.4%
Greatview Aseptic Packaging Co., Ltd.	10,610,000	6,763,098
CPMC Holdings, Ltd.	11,839,000	4,470,026

		11,233,124

Construction Materials: 1.7%
Huaxin Cement Co., Ltd. B Shares	2,966,417	5,723,274
Total Materials		16,956,398

REAL ESTATE: 4.8%
Real Estate Management & Development: 2.8%
China Jinmao Holdings Group, Ltd.	13,434,000	6,113,367
Sun Hung Kai Properties, Ltd.	216,500	3,141,892

		9,255,259

Equity REITs: 2.0%
CapitaLand Retail China Trust, REIT	6,223,100	6,595,972
Total Real Estate		15,851,231

UTILITIES: 3.2%
Independent Power and Renewable Electricity Producers: 2.4%
China Resources Power Holdings Co., Ltd.	4,518,000	7,971,091

Gas Utilities: 0.8%
China Gas Holdings, Ltd.	861,400	2,437,989

Total Utilities		10,409,080

TOTAL COMMON EQUITIES		313,551,878

(Cost $313,075,231)

	Shares	Value

INFORMATION TECHNOLOGY: 2.0%
Internet Software & Services: 2.0%
Altaba, Inc.[d]	97,200	$6,621,264
Total Information Technology		6,621,264

TOTAL CLOSED-END FUNDS		6,621,264

(Cost $5,596,033)

NON-CONVERTIBLE CORPORATE BONDS: 0.1%

	Face Amount	Value

CONSUMER DISCRETIONARY: 0.1%
Textiles, Apparel & Luxury Goods: 0.1%
Heilan Home Co., Ltd. 0.300%, 07/13/2024	CNY 1,361,000	196,833

Total Consumer Discretionary		196,833

TOTAL NON-CONVERTIBLE CORPORATE BONDS		196,833
(Cost $203,420)

TOTAL INVESTMENTS: 97.3%		320,369,975

(Cost $318,874,684)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 2.7%		8,871,759

NET ASSETS: 100.0%		$329,241,734

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2018, the aggregate value is $53,141,913, which is 16.14% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Non-income producing security.

ADR	American Depositary Receipt

CNY	Chinese Renminbi (Yuan)

REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

11	MATTHEWS ASIA FUNDS

Matthews Asia Value Fund	September 30, 2018
Schedule of Investments[a] (unaudited)
COMMON EQUITIES: 85.6%

	Shares	Value

CHINA/HONG KONG: 35.5%
Clear Media, Ltd.[b]	2,291,000	$1,460,989
China National Accord Medicines Corp., Ltd. B Shares	385,800	1,428,467
CK Hutchison Holdings, Ltd.	122,500	1,410,066
China Mobile, Ltd.	68,000	668,565
Anhui Gujing Distillery Co., Ltd. B Shares	86,900	561,326
Goldlion Holdings, Ltd.	1,066,000	443,920
COSCO SHIPPING International Hong Kong Co., Ltd.	1,206,000	435,717
PW Medtech Group, Ltd.[c]	2,034,000	417,501
Huangshan Tourism Development Co., Ltd. B Shares	319,087	393,212
Nissin Foods Co., Ltd.	783,000	365,387
Huifu Payment, Ltd.[c,d,e]	581,600	338,038
Texwinca Holdings, Ltd.	756,000	298,028
Qualcomm, Inc.	3,300	237,699
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	228,000	224,993

Total China/Hong Kong		8,683,908

SOUTH KOREA: 20.2%
Shinyoung Securities Co., Ltd.	14,667	771,248
Young Poong Corp.	899	626,480
Kwangju Bank Co., Ltd.	59,607	599,113
Hyundai Greenfood Co., Ltd.	46,884	593,740
Geumhwa PSC Co., Ltd.	18,429	536,630
Samho Development Co., Ltd.	101,090	530,398
DGB Financial Group, Inc.	57,475	525,801
CMS Edu Co., Ltd.	57,470	398,785
Nice Information & Telecommunication, Inc.	18,031	364,115

Total South Korea		4,946,310

JAPAN: 11.5%
YAMADA Consulting Group Co., Ltd.	26,600	620,328
Honma Golf, Ltd.[d,e]	531,000	501,945
Ohashi Technica, Inc.	34,500	499,576
Medikit Co., Ltd.	8,400	452,455
Asante, Inc.	18,900	405,816
San-A Co., Ltd.	7,100	317,416

Total Japan		2,797,536

MALAYSIA: 6.6%
MPHB Capital BHD[c]	4,078,500	1,221,759
Genting BHD	212,500	400,971

Total Malaysia		1,622,730

SINGAPORE: 5.9%
Haw Par Corp., Ltd.	77,100	761,948
Straits Trading Co., Ltd.	446,600	672,737

Total Singapore		1,434,685

UNITED STATES: 1.9%
News Corp. Class B	33,900	461,040

Total United States		461,040

	Shares	Value

TAIWAN: 1.7%
P-Duke Technology Co., Ltd.	162,000	$415,615

Total Taiwan		415,615

SOUTH AFRICA: 1.6%
Naspers, Ltd. N Shares ADR	9,100	389,389

Total South Africa		389,389

INDIA: 0.7%
Wipro, Ltd.	36,722	163,906

Total India		163,906

TOTAL COMMON EQUITIES		20,915,119

(Cost $21,934,883)

PREFERRED EQUITIES: 11.2%

SOUTH KOREA: 11.2%
Samsung SDI Co., Ltd., Pfd.	14,421	1,306,530
Hyundai Motor Co., Ltd., 2nd Pfd.	7,392	564,613
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	3,133	518,274
Samsung Electronics Co., Ltd., Pfd.	10,012	341,482

Total South Korea		2,730,899

TOTAL PREFERRED EQUITIES		2,730,899

(Cost $2,606,935)

TOTAL INVESTMENTS: 96.8%		23,646,018
(Cost $24,541,818)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 3.2%		794,028

NET ASSETS: 100.0%		$24,440,046

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

c	Non-income producing security.

d

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2018, the aggregate value is $839,983, which is 3.44% of net assets.

e	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

BHD	Berhad

Pfd.	Preferred

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA	12

Matthews Asia Focus Fund	September 30, 2018

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 98.2%

	Shares	Value

CHINA/HONG KONG: 41.2%
AIA Group, Ltd.	55,800	$497,564
Tencent Holdings, Ltd.	9,100	371,561
CK Hutchison Holdings, Ltd.	23,228	267,371
China Mobile, Ltd.	25,000	245,796
Jardine Matheson Holdings, Ltd.	3,600	225,854
JNBY Design, Ltd.[b]	125,500	222,293
HSBC Holdings PLC	24,800	216,945
Techtronic Industries Co., Ltd.	29,500	188,171
Johnson Electric Holdings, Ltd.	66,500	187,773
Zhejiang Supor Co., Ltd. A Shares	21,700	170,208
China Overseas Property Holdings, Ltd.	590,000	169,219
Xiabuxiabu Catering Management China Holdings Co., Ltd.[b,c]	109,000	161,196
NetEase, Inc. ADR	700	159,775
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. A Shares	6,500	120,922

Total China/Hong Kong		3,204,648

SINGAPORE: 12.8%
United Overseas Bank, Ltd.	13,200	260,944
Sheng Siong Group, Ltd.	305,500	250,186
Singapore Technologies Engineering, Ltd.	96,000	249,868
Singapore Telecommunications, Ltd.	99,000	234,600

Total Singapore		995,598

SOUTH KOREA: 7.7%
Coway Co., Ltd.	3,144	245,385
Samsung Electronics Co., Ltd.	5,200	217,624
Orange Life Insurance, Ltd.[b,c]	4,472	137,490

Total South Korea		600,499

TAIWAN: 6.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	43,000	366,942
Ennoconn Corp.	12,000	110,044

Total Taiwan		476,986

UNITED STATES: 6.0%
Broadcom, Inc.	1,200	296,076
Cognizant Technology Solutions Corp. Class A	2,200	169,730

Total United States		465,806

INDIA: 5.4%
Housing Development Finance Corp., Ltd.	9,446	228,649
Bharti Infratel, Ltd.	52,084	188,975

Total India		417,624

SWITZERLAND: 3.2%
Cie Financiere Richemont SA	3,076	250,787

Total Switzerland		250,787

	Shares	Value

THAILAND: 2.8%
Kasikornbank Public Co., Ltd.	33,000	$220,405

Total Thailand		220,405

INDONESIA: 2.7%
PT Bank Rakyat Indonesia Persero	1,004,100	212,185

Total Indonesia		212,185

MALAYSIA: 2.7%
Genting Malaysia BHD	171,000	206,137

Total Malaysia		206,137

PHILIPPINES: 2.6%
Bank of the Philippine Islands	128,995	198,894

Total Philippines		198,894

UNITED KINGDOM: 2.5%
Prudential PLC	8,589	196,930

Total United Kingdom		196,930

AUSTRALIA: 2.5%
Macquarie Group, Ltd.	2,164	196,856

Total Australia		196,856

TOTAL INVESTMENTS: 98.2%		7,643,355
(Cost $7,434,482)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 1.8%		142,663

NET ASSETS: 100.0%		$7,786,018

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2018, the aggregate value is $298,686, which is 3.84% of net assets.

ADR	American Depositary Receipt

BHD	Berhad

See accompanying notes to schedules of investments.

13	MATTHEWS ASIA FUNDS

Matthews Asia Growth Fund	September 30, 2018

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 91.5%

	Shares	Value

JAPAN: 38.0%
M3, Inc.	1,954,500	$44,324,914
Nidec Corp.	218,500	31,419,374
Pigeon Corp.	544,900	30,707,571
SoftBank Group Corp.	306,900	30,659,181
Terumo Corp.	496,600	29,390,810
Sony Corp.	479,700	29,159,851
TechnoPro Holdings, Inc.	359,200	22,294,987
ORIX Corp.	1,329,200	21,521,911
Keyence Corp.	36,300	21,086,194
Start Today Co., Ltd.	690,500	20,887,390
Ariake Japan Co., Ltd.	194,800	19,431,659
Nitori Holdings Co., Ltd.	133,400	19,117,006
Seria Co., Ltd.	482,600	17,050,168
Sysmex Corp.	195,700	16,875,883
PeptiDream, Inc.[b]	411,000	16,380,556
Nitto Denko Corp.	184,700	13,847,844
FANUC Corp.	63,400	11,927,617
Eisai Co., Ltd.	116,400	11,339,365
Sosei Group Corp.[b]	682,400	8,233,084
CYBERDYNE, Inc.[b]	768,500	6,067,417
HEALIOS KKb	380,100	6,015,173
Mercari, Inc.[b]	161,000	5,316,805

Total Japan		433,054,760

CHINA/HONG KONG: 26.0%
Wuxi Biologics Cayman, Inc.[b,c,d]	4,160,500	42,102,621
Shenzhou International Group Holdings, Ltd.	3,155,000	40,482,215
Baozun, Inc. ADR[b]	818,500	39,762,730
BeiGene, Ltd. ADR[b]	149,000	25,660,780
Jiangsu Hengrui Medicine Co., Ltd. A Shares	2,603,187	24,037,769
Huazhu Group, Ltd. ADR	686,700	22,180,410
Alibaba Group Holding, Ltd. ADR[b]	127,200	20,957,472
Yunnan Baiyao Group Co., Ltd. A Shares[e]	1,424,788	14,612,572
Shanghai Haohai Biological Technology Co., Ltd. H Shares[c,d]	1,873,800	12,792,478
Yunnan Hongxiang Yixintang Pharmaceutical Co., Ltd. A Shares	3,201,296	12,000,093
Baidu, Inc. ADR[b]	51,600	11,799,888
Autohome, Inc. ADR	145,500	11,263,155
Genscript Biotech Corp.[b]	6,426,000	10,779,937
Tongda Group Holdings, Ltd.	54,370,000	7,969,064

Total China/Hong Kong		296,401,184

INDONESIA: 7.8%
PT Bank Rakyat Indonesia Persero	155,115,800	32,778,862
PT Astra International	44,275,300	21,814,323
PT Ace Hardware Indonesia	154,466,000	14,926,755
PT Indofood CBP Sukses Makmur	18,774,200	11,126,089
PT Mayora Indah	47,580,700	8,681,368

Total Indonesia		89,327,397

AUSTRALIA: 4.5%
CSL, Ltd.	240,892	35,001,543
Oil Search, Ltd.	2,481,915	16,211,693

Total Australia		51,213,236

	Shares	Value

INDIA: 4.1%
HDFC Bank, Ltd.	1,148,086	$31,712,523
ITC, Ltd.	2,925,894	12,020,693
PC Jeweller, Ltd.	3,698,554	3,183,778

Total India		46,916,994

BANGLADESH: 3.3%
Square Pharmaceuticals, Ltd.	7,802,679	25,159,441
BRAC Bank, Ltd.[b]	15,589,353	13,052,118

Total Bangladesh		38,211,559

SRI LANKA: 2.5%
Sampath Bank PLC†,b	16,126,387	22,881,681
Lanka Orix Leasing Co. PLC[b]	12,121,473	6,172,757

Total Sri Lanka		29,054,438

VIETNAM: 1.6%
Vietnam Dairy Products JSC	3,116,592	18,331,722

Total Vietnam		18,331,722

PHILIPPINES: 1.3%
Jollibee Foods Corp.	2,007,890	9,546,792
Emperador, Inc.	37,942,500	4,943,831

Total Philippines		14,490,623

THAILAND: 1.3%
Major Cineplex Group Public Co., Ltd.	18,967,100	14,429,939

Total Thailand		14,429,939

TAIWAN: 1.1%
St. Shine Optical Co., Ltd.	570,000	12,539,176

Total Taiwan		12,539,176

TOTAL INVESTMENTS: 91.5%		1,043,971,028
(Cost $792,829,256)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 8.5%		96,914,667

NET ASSETS: 100.0%		$1,140,885,695

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2018, the aggregate value is $54,895,099, which is 4.81% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

JSC	Joint Stock Co.

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA	14

Matthews Pacific Tiger Fund	September 30, 2018

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 98.7%

	Shares	Value

CHINA/HONG KONG: 36.5%
Ping An Insurance Group Co. of China, Ltd. H Shares	31,734,000	$321,471,997
Sinopharm Group Co., Ltd. H Shares†	61,485,600	300,816,709
China Resources Beer Holdings Co., Ltd.	64,029,775	256,769,732
Baidu, Inc. ADR[b]	1,021,000	233,482,280
AIA Group, Ltd.	25,040,800	223,286,824
Tencent Holdings, Ltd.	5,336,500	217,893,714
China Resources Land, Ltd.	59,880,000	209,825,675
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	54,027,112	201,973,614
Dairy Farm International Holdings, Ltd.	22,254,946	200,294,514
China Mobile, Ltd. ADR	3,853,926	188,572,599
Alibaba Group Holding, Ltd. ADR[b]	1,088,500	179,341,260
Hong Kong Exchanges & Clearing, Ltd.	5,403,000	154,388,538
Yum China Holdings, Inc.	3,721,510	130,662,216
Fuyao Glass Industry Group Co., Ltd. H Shares†,c,d	33,726,400	122,196,266
Guotai Junan Securities Co., Ltd. H Shares[c,d]	40,160,400	82,327,617
Hengan International Group Co., Ltd.	8,528,000	78,372,775
Tasly Pharmaceutical Group Co., Ltd. A Shares	21,587,690	71,829,953
Wise Talent Information Technology Co., Ltd.[b,d]	13,926,000	41,181,973
Guangdong Advertising Group Co., Ltd. A Shares[b]	32,774,841	14,300,850
Fuyao Glass Industry Group Co., Ltd. A Shares	3,589,387	13,282,105

Total China/Hong Kong		3,242,271,211

INDIA: 19.7%
Kotak Mahindra Bank, Ltd.	15,123,409	238,298,028
Titan Co., Ltd.	16,280,877	180,998,562
Sun Pharmaceutical Industries, Ltd.	20,654,758	177,582,538
HDFC Bank, Ltd.	6,223,409	171,903,500
Tata Power Co., Ltd.†	180,316,487	163,807,273
ITC, Ltd.	39,202,500	161,058,875
GAIL India, Ltd.	30,362,492	158,759,806
Dabur India, Ltd.	21,117,482	124,378,010
Housing Development Finance Corp., Ltd.	4,935,685	119,472,968
Container Corp. of India, Ltd.	13,679,990	118,423,471
Thermax, Ltd.	5,310,034	69,361,978
United Spirits, Ltd.[b]	6,778,030	48,103,031
Just Dial, Ltd.†,b	3,557,718	23,463,519

Total India		1,755,611,559

SOUTH KOREA: 12.5%
DB Insurance Co., Ltd.†	3,570,463	234,329,237
NAVER Corp.	332,714	214,753,453
Samsung Electronics Co., Ltd.	4,755,250	199,011,370
Cheil Worldwide, Inc.†	7,315,882	142,855,172
Orion Holdings Corp.†	5,666,538	96,298,655
Green Cross Corp.	540,521	85,253,924
E-Mart, Inc.	343,191	64,209,044
Amorepacific Corp.	175,449	41,267,099
S-1 Corp.	445,642	36,720,017

Total South Korea		1,114,697,971

	Shares	Value

INDONESIA: 5.9%
PT Bank Central Asia	100,580,000	$162,914,575
PT Telekomunikasi Indonesia Persero	533,093,600	130,488,081
PT Indofood CBP Sukses Makmur	181,522,600	107,575,105
PT Surya Citra Media	439,675,300	55,311,501
PT Perusahaan Gas Negara Persero	160,840,800	24,262,002
PT Mitra Keluarga Karyasehat[b,d]	206,597,100	24,192,997
PT Telekomunikasi Indonesia Persero ADR	890,340	21,795,523

Total Indonesia		526,539,784

THAILAND: 5.7%
Central Pattana Public Co., Ltd.	108,969,000	279,671,021
Kasikornbank Public Co., Ltd.	18,431,800	123,105,004
The Siam Cement Public Co., Ltd.	7,522,950	103,820,953

Total Thailand		506,596,978

TAIWAN: 5.6%
President Chain Store Corp.	20,375,608	239,224,320
Delta Electronics, Inc.	32,921,182	141,127,535
Synnex Technology International Corp.†	90,186,921	114,936,873

Total Taiwan		495,288,728

MALAYSIA: 4.4%
Public Bank BHD	32,488,394	196,221,877
Genting BHD	62,634,875	118,187,249
IHH Healthcare BHD	47,676,300	60,010,597
IHH Healthcare BHD	11,543,000	15,382,811

Total Malaysia		389,802,534

VIETNAM: 2.3%
Vietnam Dairy Products JSC	34,361,440	202,113,191

Total Vietnam		202,113,191

SWITZERLAND: 2.1%
DKSH Holding AG	2,714,639	184,831,197

Total Switzerland		184,831,197

PHILIPPINES: 2.0%
SM Prime Holdings, Inc.	164,670,771	110,191,962
GT Capital Holdings, Inc.	4,499,704	68,202,756

Total Philippines		178,394,718

UNITED STATES: 1.9%
Cognizant Technology Solutions Corp.
Class A	2,186,600	168,696,190

Total United States		168,696,190

15	MATTHEWS ASIA FUNDS

Matthews Pacific Tiger Fund	September 30, 2018

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

JAPAN: 0.1%
LINE Corp. ADR[b]	195,200	$8,223,776

Total Japan		8,223,776

TOTAL INVESTMENTS: 98.7%		8,773,067,837
(Cost $6,136,654,199)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 1.3%		117,827,567

NET ASSETS: 100.0%		$8,890,895,404

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2018, the aggregate value is $204,523,883, which is 2.30% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

BHD	Berhad

JSC	Joint Stock Co.

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA	16

Matthews Asia ESG Fund	September 30, 2018

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 93.6%

	Shares	Value

CHINA/HONG KONG: 23.2%
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	260,800	$974,968
CSPC Pharmaceutical Group, Ltd.	280,000	592,266
Wuxi Biologics Cayman, Inc.[b,c,d]	51,000	516,100
HKBN, Ltd.	301,000	515,618
MTR Corp., Ltd.	91,500	481,192
Contemporary Amperex Technology Co., Ltd. A Shares[c]	34,900	370,273
China Conch Venture Holdings, Ltd.	100,000	349,213
Han’s Laser Technology Industry Group Co., Ltd. A Shares	53,800	331,382
Guangdong Investment, Ltd.	150,000	265,794
AIA Group, Ltd.	26,400	235,407
Haier Electronics Group Co., Ltd.	81,000	219,295
Hong Kong Exchanges & Clearing, Ltd.	7,400	211,452
Beijing Urban Construction Design & Development Group Co., Ltd. H Shares[b,d]	388,000	160,022

Total China/Hong Kong		5,222,982

JAPAN: 15.9%
Tsukui Corp.	57,600	565,320
Fuji Seal International, Inc.	15,700	556,109
Daikin Industries, Ltd.	3,400	452,552
Sohgo Security Services Co., Ltd.	10,200	448,204
LITALICO, Inc.[c]	13,900	326,193
Koa Corp.	14,300	246,697
Sosei Group Corp.[c]	18,900	228,027
Koito Manufacturing Co., Ltd.	3,400	223,267
Bunka Shutter Co., Ltd.	28,000	210,740
Career Co., Ltd.	10,100	187,578
Hoya Corp.	2,300	136,599

Total Japan		3,581,286

INDIA: 14.3%
Mahindra & Mahindra, Ltd.	47,667	566,266
Shriram City Union Finance, Ltd.	24,750	564,497
Lupin, Ltd.	37,959	471,839
Syngene International, Ltd.[b,d]	34,149	283,186
Bharat Financial Inclusion, Ltd.[c]	18,958	271,954
TeamLease Services, Ltd.[c]	7,718	262,418
Ipca Laboratories, Ltd.	27,668	259,271
Power Grid Corp. of India, Ltd.	90,859	236,332
Wipro, Ltd.	38,191	170,463
IndusInd Bank, Ltd.	6,034	140,762

Total India		3,226,988

TAIWAN: 9.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	58,000	494,945
Sitronix Technology Corp.	108,000	296,682
Zhen Ding Technology Holding, Ltd.	132,000	294,739
Delta Electronics, Inc.	63,000	270,070
Merry Electronics Co., Ltd.	50,000	226,809
Sporton International, Inc.	47,903	210,410
Tehmag Foods Corp.	29,100	199,745
Merida Industry Co., Ltd.	39,000	182,619

Total Taiwan		2,176,019

	Shares	Value

SOUTH KOREA: 7.5%
Hanon Systems	51,990	$592,924
KT Skylife Co., Ltd.	30,609	386,328
iMarketKorea, Inc.	49,498	293,498
DGB Financial Group, Inc.	25,880	236,759
Samjin Pharmaceutical Co., Ltd.	3,490	183,102

Total South Korea		1,692,611

INDONESIA: 5.7%
PT Bank Rakyat Indonesia Persero	3,371,800	712,524
PT Arwana Citramulia	8,739,500	211,135
PT Jaya Real Property	4,993,900	184,320
PT BFI Finance Indonesia	4,019,700	165,897

Total Indonesia		1,273,876

BANGLADESH: 5.3%
BRAC Bank, Ltd.[c]	791,595	662,759
Square Pharmaceuticals, Ltd.	86,843	280,022
GrameenPhone, Ltd.	59,079	258,297

Total Bangladesh		1,201,078

SINGAPORE: 3.8%
SATS, Ltd.	88,900	339,394
Delfi, Ltd.	357,000	292,484
Raffles Medical Group, Ltd.	255,800	211,458

Total Singapore		843,336

THAILAND: 2.7%
Total Access Communication Public Co., Ltd. NVDR	420,500	611,372

Total Thailand		611,372

VIETNAM: 1.9%
Nam Long Investment Corp.	307,423	428,568

Total Vietnam		428,568

PHILIPPINES: 1.6%
Puregold Price Club, Inc.	439,430	366,324

Total Philippines		366,324

PAKISTAN: 1.1%
Abbott Laboratories Pakistan, Ltd.	46,250	229,816
Bank Alfalah, Ltd.	19,350	7,735

Total Pakistan		237,551

LUXEMBOURG: 0.9%
L’Occitane International SA	110,250	197,771

Total Luxembourg		197,771

TOTAL COMMON EQUITIES		21,059,762

(Cost $19,779,053)

17	MATTHEWS ASIA FUNDS

Matthews Asia ESG Fund	September 30, 2018

Schedule of Investmentsa (unaudited) (continued)

PREFERRED EQUITIES: 6.4%

	Shares	Value

SOUTH KOREA: 6.4%
Samsung SDI Co., Ltd., Pfd.	15,868	$1,437,626

Total South Korea		1,437,626

TOTAL PREFERRED EQUITIES		1,437,626
(Cost $ 1,013,989)

TOTAL INVESTMENTS: 100.0%		22,497,388
(Cost $ 20,793,042)

LIABILITIES IN EXCESS OF CASH
AND OTHER ASSETS: (0.0%)		(7,685)

NET ASSETS: 100.0%		$22,489,703

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2018, the aggregate value is $959,308, which is 4.27% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

NVDR	Non-voting Depositary Receipt

Pfd.	Preferred

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA	18

Matthews Emerging Asia Fund	September 30, 2018

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 96.9%

	Shares	Value

VIETNAM: 23.5%
Vinh Hoan Corp.	4,421,900	$18,035,757
Phu Nhuan Jewelry JSC	3,095,523	14,011,755
Saigon Beer Alcohol Beverage Corp.	1,462,000	13,944,701
Nam Long Investment Corp.	8,711,871	12,144,929
Taisun International Holding Corp.†	2,090,000	9,103,920
Masan Group Corp.[b]	1,758,170	6,996,900
Mobile World Investment Corp.	1,020,454	5,556,883
Military Commercial Joint Stock Bank	5,602,258	5,547,843
Thien Long Group Corp.	1,717,046	5,505,735
National Seed JSC†	979,585	4,875,813
Tien Phong Plastic JSC	1,861,224	3,941,463
Domesco Medical Import Export JSC	1,031,590	3,696,964
Lix Detergent JSC	1,254,405	2,661,796
Dinh Vu Port Investment & Development JSC	505,850	1,035,187

Total Vietnam		107,059,646

INDONESIA: 15.4%
PT Gudang Garam	2,425,300	12,049,311
PT Bank Mandiri Persero	24,454,000	11,019,307
PT Ramayana Lestari Sentosa	99,165,900	8,647,678
PT Kino Indonesia	62,128,100	6,795,880
PT Adira Dinamika Multi Finance	11,372,900	6,410,922
PT Bank Tabungan Pensiunan Nasional Syariah[b]	47,530,100	5,310,715
PT Matahari Department Store	11,013,200	5,117,874
PT Hexindo Adiperkasa	22,802,000	4,575,243
PT Mayora Indah	24,273,200	4,428,783
PT BFI Finance Indonesia	73,579,500	3,036,700
PT Catur Sentosa Adiprana	70,131,000	2,771,772

Total Indonesia		70,164,185

PAKISTAN: 13.3%
Meezan Bank, Ltd.	14,819,816	10,642,867
Indus Motor Co., Ltd.	904,590	10,122,321
Hascol Petroleum, Ltd.	3,121,700	6,846,553
Shifa International Hospitals, Ltd.†	2,783,351	6,140,272
PAK Suzuki Motor Co., Ltd.	2,288,000	5,708,392
ICI Pakistan, Ltd.	763,850	4,666,141
The Searle Company, Ltd.	1,452,834	3,689,393
Pakistan Petroleum, Ltd.	2,127,300	3,657,032
GlaxoSmithKline Consumer Healthcare Pakistan, Ltd.	1,258,357	3,521,535
Akzo Nobel Pakistan, Ltd.	1,975,300	2,583,415
National Foods, Ltd.	958,500	2,238,404
Hum Network, Ltd.	17,939,500	939,014

Total Pakistan		60,755,339

BANGLADESH: 12.4%
British American Tobacco Bangladesh Co., Ltd.	313,130	12,642,300
BRAC Bank, Ltd.[b]	14,451,350	12,099,330
Square Pharmaceuticals, Ltd.	3,666,874	11,823,695
Berger Paints Bangladesh, Ltd.	557,044	8,333,269
Marico Bangladesh, Ltd.	289,217	4,264,284
The City Bank, Ltd.	10,442,784	3,947,617
Olympic Industries, Ltd.	1,416,833	3,450,752

Total Bangladesh		56,561,247

	Shares	Value

PHILIPPINES: 8.4%
San Miguel Food and Beverage, Inc.	7,533,700	$13,511,300
Cosco Capital, Inc.	112,863,600	12,115,656
Emperador, Inc.	33,504,400	4,365,556
Shakey’s Pizza Asia Ventures, Inc.	18,868,100	4,190,583
STI Education Systems Holdings, Inc.	254,154,000	4,186,508

Total Philippines		38,369,603

SRI LANKA: 8.3%
Sampath Bank PLC[b]	8,599,412	12,201,680
Ceylon Cold Stores PLC	1,387,119	6,964,515
John Keells Holdings PLC	7,687,955	5,970,713
Lanka Orix Leasing Co. PLC[b]	7,511,241	3,825,035
Teejay Lanka PLC	19,493,884	3,320,561
Ceylon Tobacco Co. PLC	379,231	3,056,639
Expolanka Holdings PLC[b]	94,231,424	2,229,340

Total Sri Lanka		37,568,483

CHINA/HONG KONG: 7.4%
Shenzhou International Group Holdings, Ltd.	939,000	12,048,431
Tongda Group Holdings, Ltd.	77,640,000	11,379,772
Luk Fook Holdings International, Ltd.	1,986,000	6,910,349
Future Bright Holdings, Ltd.	18,612,000	2,115,986
Red Star Macalline Group Corp., Ltd. H Shares[c,d]	1,310,791	1,262,461

Total China/Hong Kong		33,716,999

INDIA: 7.0%
Balkrishna Industries, Ltd.	531,078	7,463,133
Praj Industries, Ltd.	3,594,497	4,346,855
Shriram Transport Finance Co., Ltd.	268,352	4,261,665
Shriram City Union Finance, Ltd.	153,789	3,507,616
Caplin Point Laboratories, Ltd.	489,805	2,776,378
PC Jeweller, Ltd.	3,094,879	2,664,124
Supreme Industries, Ltd.	178,934	2,484,849
VST Industries, Ltd.	60,083	2,320,931
Vakrangee, Ltd.	2,626,038	1,028,493
Poly Medicure, Ltd.	234,582	691,870
Kwality, Ltd.	2,533,204	464,776

Total India		32,010,690

AUSTRALIA: 0.7%
Oil Search, Ltd.	467,309	3,052,429

Total Australia		3,052,429

SINGAPORE: 0.5%
Yoma Strategic Holdings, Ltd.	10,610,166	2,054,843

Total Singapore		2,054,843

TOTAL INVESTMENTS: 96.9%		441,313,464
(Cost $441,828,461)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 3.1%		13,954,074

NET ASSETS: 100.0%		$455,267,538

19	MATTHEWS ASIA FUNDS

Matthews Emerging Asia Fund	September 30, 2018

Schedule of Investmentsa (unaudited) (continued)

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2018, the aggregate value is $1,262,461, which is 0.28% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

JSC	Joint Stock Co.

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA	20

Matthews Asia Innovators Fund	September 30, 2018

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 97.8%

	Shares	Value

CHINA/HONG KONG: 55.0%
Alibaba Group Holding, Ltd. ADR[b]	85,400	$14,070,504
Tencent Holdings, Ltd.	338,700	13,829,401
Ping An Insurance Group Co. of China, Ltd. H Shares	1,092,500	11,067,251
AIA Group, Ltd.	996,200	8,883,036
Jiangsu Hengrui Medicine Co., Ltd. A Shares	931,713	8,603,416
China International Travel Service Corp., Ltd. A Shares	764,325	7,559,591
Wuxi Biologics Cayman, Inc.[b,c,d]	736,500	7,453,090
GreenTree Hospitality Group, Ltd. ADR[b]	525,177	6,669,748
Kweichow Moutai Co., Ltd. A Shares	54,468	5,783,990
58.com, Inc. ADR[b]	69,700	5,129,920
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. A Shares	248,115	4,615,793
Sun Art Retail Group, Ltd.	3,487,000	4,523,699
Momo, Inc. ADR[b]	95,700	4,191,660
Midea Group Co., Ltd. A Shares[e]	642,509	3,753,843
BeiGene, Ltd. ADR[b]	21,400	3,685,508
New Oriental Education & Technology Group, Inc. ADR[b]	48,600	3,596,886
Ctrip.com International, Ltd. ADR[b]	94,500	3,512,565
CSPC Pharmaceutical Group, Ltd.	1,616,000	3,418,219
SUNeVision Holdings, Ltd.	4,985,000	3,360,978
Autohome, Inc. ADR	42,600	3,297,666
Silergy Corp.	178,000	3,206,343
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	740,910	2,769,800
Wise Talent Information Technology Co., Ltd.[b,d]	898,400	2,656,749
Haidilao International Holding, Ltd.[b,c,d]	1,117,000	2,539,820
BeiGene, Ltd.[b]	138,339	1,850,210
Total China/Hong Kong		140,029,686

SOUTH KOREA: 12.4%
LG Household & Health Care, Ltd.	6,343	7,295,198
NAVER Corp.	9,650	6,228,685
Orion Corp.	57,759	5,491,484
BGF Retail Co., Ltd.	25,512	4,726,361
Samsung Fire & Marine Insurance Co., Ltd.	18,014	4,612,104
Cafe24 Corp.[b]	23,306	3,142,039
Total South Korea		31,495,871

INDIA: 11.0%
HDFC Bank, Ltd.	438,739	12,118,883
IndusInd Bank, Ltd.	276,285	6,445,217
Housing Development Finance Corp., Ltd.	248,011	6,003,343
Info Edge India, Ltd.	172,029	3,377,336
Total India		27,944,779

TAIWAN: 3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,052,000	8,977,280
Total Taiwan		8,977,280

BANGLADESH: 3.4%
BRAC Bank, Ltd.[b]	6,201,632	5,192,290
Square Pharmaceuticals, Ltd.	1,064,337	3,431,914
Total Bangladesh		8,624,204

	Shares	Value

VIETNAM: 3.3%
Mobile World Investment Corp.	737,470	$4,015,893
Phu Nhuan Jewelry JSC	720,190	3,259,910
Domesco Medical Import Export JSC	325,220	1,165,508
Total Vietnam		8,441,311

SINGAPORE: 2.8%
DBS Group Holdings, Ltd.	374,100	7,136,765
Total Singapore		7,136,765

INDONESIA: 2.1%
PT Bank Rakyat Indonesia Persero	25,019,200	5,287,024
Total Indonesia		5,287,024

THAILAND: 1.6%
Kasikornbank Public Co., Ltd.	612,800	4,092,858
Total Thailand		4,092,858

JAPAN: 1.4%
Keyence Corp.	6,000	3,485,321
Total Japan		3,485,321

PHILIPPINES: 1.3%
Puregold Price Club, Inc.	3,869,870	3,226,055
Total Philippines		3,226,055

TOTAL COMMON EQUITIES		248,741,154
(Cost $228,426,232)

PREFERRED EQUITIES: 0.8%

SOUTH KOREA: 0.8%
Samsung Electronics Co., Ltd., Pfd.	57,547	1,962,770
Samsung SDI Co., Ltd., Pfd.	425	38,505
Total South Korea		2,001,275

TOTAL PREFERRED EQUITIES		2,001,275
(Cost $2,114,753)

TOTAL INVESTMENTS: 98.6%		250,742,429
(Cost $230,540,985)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 1.4%		3,650,831

NET ASSETS: 100.0%		$254,393,260

21	MATTHEWS ASIA FUNDS

Matthews Asia Innovators Fund	September 30, 2018

Schedule of Investmentsa (unaudited) (continued)

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2018, the aggregate value is $9,992,910, which is 3.93% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

ADR	American Depositary Receipt

JSC	Joint Stock Co.

Pfd.	Preferred

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA	22

Matthews China Fund	September 30, 2018

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 99.5%

	Shares	Value

FINANCIALS: 32.5%
Banks: 14.4%
Agricultural Bank of China, Ltd. H Shares	81,849,000	$40,140,487
China Construction Bank Corp. H Shares	44,803,660	39,162,904
Industrial & Commercial Bank of China, Ltd. H Shares	52,547,000	38,364,233

		117,667,624

Insurance: 13.2%
Ping An Insurance Group Co. of China, Ltd. H
Shares	4,277,500	43,331,962
AIA Group, Ltd.	4,478,800	39,937,104
New China Life Insurance Co., Ltd. H Shares	5,131,800	24,535,838

		107,804,904

Capital Markets: 4.9%
Hong Kong Exchanges & Clearing, Ltd.	586,900	16,770,430
China International Capital Corp., Ltd. H Shares[b,c]	6,580,000	12,119,533
CITIC Securities Co., Ltd. H Shares	6,397,000	11,341,338

		40,231,301
Total Financials		265,703,829

INFORMATION TECHNOLOGY: 30.3%
Internet Software & Services: 24.4%
Alibaba Group Holding, Ltd. ADR[d]	499,300	82,264,668
Tencent Holdings, Ltd.	1,796,400	73,348,500
Baidu, Inc. ADR[d]	97,600	22,319,168
SINA Corp.[d]	117,600	8,170,848
Momo, Inc. ADR[d]	179,200	7,848,960
YY, Inc. ADR[d]	80,000	5,993,600

		199,945,744

IT Services: 2.2%
Chinasoft International, Ltd.	26,588,000	17,715,110

Electronic Equipment, Instruments & Components: 2.0%
Kingboard Holdings, Ltd.	2,504,000	8,151,057
AVIC Jonhon OptronicTechnology Co., Ltd. A Shares	1,221,652	7,823,057

		15,974,114

Semiconductors & Semiconductor Equipment: 0.9%
ASM Pacific Technology, Ltd.	758,400	7,749,965

Software: 0.8%
Kingdee International Software Group Co., Ltd.	5,810,000	6,306,258
Total Information Technology		247,691,191

CONSUMER DISCRETIONARY: 9.8%
Hotels, Restaurants & Leisure: 3.0%
Shangri-La Asia, Ltd.	6,148,000	9,099,754
Galaxy Entertainment Group, Ltd.	1,382,000	8,730,209
SJM Holdings, Ltd.	7,697,000	7,091,733

		24,921,696

Specialty Retail: 2.1%
Zhongsheng Group Holdings, Ltd.	7,013,000	17,021,648

	Shares	Value

Automobiles: 2.0%
Brilliance China Automotive Holdings, Ltd.	10,210,000	$16,463,339

Household Durables: 1.6%
Midea Group Co., Ltd. A Shares[e]	2,242,615	13,102,424

Internet & Direct Marketing Retail: 1.1%
JD.com, Inc. ADR[d]	328,679	8,575,235
Total Consumer Discretionary		80,084,342

CONSUMER STAPLES: 5.0%
Food Products: 3.1%
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	4,173,697	15,602,845
Angel Yeast Co., Ltd. A Shares	2,309,387	9,906,171

		25,509,016

Beverages: 1.9%
Wuliangye Yibin Co., Ltd. A Shares	1,592,379	15,726,037
Total Consumer Staples		41,235,053

MATERIALS: 4.7%
Construction Materials: 3.4%
China National Building Material Co., Ltd. H Shares	20,495,300	18,175,471
China Jushi Co., Ltd. A Shares	6,498,177	10,032,695

		28,208,166

Metals & Mining: 1.3%
MMG, Ltd.[d]	20,332,000	10,467,224
Total Materials		38,675,390

REAL ESTATE: 4.4%
Real Estate Management & Development: 4.4%
China Resources Land, Ltd.	5,544,000	19,426,746
CIFI Holdings Group Co., Ltd.	18,128,000	8,301,546
Times China Holdings, Ltd.	7,540,000	8,013,085

Total Real Estate		35,741,377

INDUSTRIALS: 4.1%
Commercial Services & Supplies: 2.5%
China Everbright International, Ltd.	12,602,740	10,881,059
Beijing Originwater Technology Co., Ltd. A Shares	6,574,350	9,551,540

		20,432,599

Professional Services: 1.1%
51job, Inc. ADR[d]	121,000	9,315,790

Machinery: 0.5%
Han’s Laser Technology Industry Group Co., Ltd. A Shares	646,096	3,979,642
Total Industrials		33,728,031

ENERGY: 3.8%
Oil, Gas & Consumable Fuels: 3.8%
China Petroleum & Chemical Corp. H Shares	16,586,000	16,664,776
Yanzhou Coal Mining Co., Ltd. H Shares	6,382,000	7,379,127

23	MATTHEWS ASIA FUNDS

Matthews China Fund	September 30, 2018

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

China Shenhua Energy Co., Ltd. H Shares	3,152,000	$ 7,178,561
Total Energy		31,222,464

UTILITIES: 1.9%
Water Utilities: 1.0%
Beijing Enterprises Water Group, Ltd.	15,334,000	8,174,794

Gas Utilities: 0.9%
China Gas Holdings, Ltd.	2,592,200	7,336,609
Total Utilities		15,511,403

HEALTH CARE: 1.8%
Health Care Technology: 1.3%
Ping An Healthcare and Technology Co., Ltd.[b,c,d]	1,638,600	10,894,163

Pharmaceuticals: 0.5%
Sino Biopharmaceutical, Ltd.	4,286,000	3,986,557
Total Health Care		14,880,720

TELECOMMUNICATION SERVICES: 1.2%
Wireless Telecommunication Services: 1.2%
China Mobile, Ltd.	959,500	9,433,653
Total Telecommunication Services		9,433,653

TOTAL INVESTMENTS: 99.5%		813,907,453
(Cost $857,166,800)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 0.5%		4,178,085

NET ASSETS: 100.0%		$818,085,538

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2018, the aggregate value is $23,013,696, which is 2.81% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Non-income producing security.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA	24

Matthews India Fund	September 30, 2018

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 99.6%

	Shares	Value

FINANCIALS: 34.6%
Banks: 21.3%
HDFC Bank, Ltd.	4,345,349	$120,027,577
IndusInd Bank, Ltd.	4,431,794	103,385,535
Kotak Mahindra Bank, Ltd.	5,943,654	93,653,556
DCB Bank, Ltd.	12,644,736	25,830,819
Yes Bank, Ltd.	9,063,763	22,982,268
Axis Bank, Ltd.[b]	2,272,610	19,235,272
HDFC Bank, Ltd. ADR	8,422	792,510

		385,907,537

Consumer Finance: 7.9%
Bajaj Finance, Ltd.	1,475,943	44,182,908
Shriram City Union Finance, Ltd.	1,873,192	42,723,713
Cholamandalam Investment and Finance Co., Ltd.	2,600,973	41,900,802
Sundaram Finance, Ltd.	695,531	14,534,832

		143,342,255

Thrifts & Mortgage Finance: 3.7%
Housing Development Finance Corp., Ltd.	2,668,810	64,601,094
GRUH Finance, Ltd.	844,353	3,544,257

		68,145,351

Capital Markets: 1.7%
CRISIL, Ltd.	1,271,030	30,786,059
Total Financials		628,181,202

CONSUMER STAPLES: 17.8%
Tobacco: 8.2%
ITC, Ltd.	24,997,195	102,698,045
VST Industries, Ltd.†	1,167,175	45,086,510

		147,784,555

Personal Products: 7.0%
Dabur India, Ltd.	6,468,159	38,096,244
Bajaj Corp., Ltd.	6,083,908	34,604,044
Emami, Ltd.	4,500,244	30,703,437
Marico, Ltd.	5,216,471	23,974,050

		127,377,775

Food Products: 2.6%
Zydus Wellness, Ltd.	1,512,209	28,586,779
Nestle India, Ltd.	140,786	18,841,473
		47,428,252
Total Consumer Staples		322,590,582

CONSUMER DISCRETIONARY: 13.0%
Automobiles: 10.7%
Suzuki Motor Corp.	1,839,100	105,400,922
Eicher Motors, Ltd.	266,539	88,937,804

		194,338,726

Household Durables: 1.9%
Symphony, Ltd.	1,927,475	26,079,702
LA Opala RG, Ltd.	2,937,800	8,976,823

		35,056,525

	Shares	Value

Textiles, Apparel & Luxury Goods: 0.4%
Page Industries, Ltd.	9,355	$4,245,079
Titan Co., Ltd.	218,364	2,427,607
		6,672,686
Total Consumer Discretionary		236,067,937

INFORMATION TECHNOLOGY: 11.4%
IT Services: 9.2%
Cognizant Technology Solutions Corp. Class A	549,000	42,355,350
Wipro, Ltd.	9,035,571	40,329,615
Mphasis, Ltd.	2,403,975	38,918,714
eClerx Services, Ltd.†	2,390,594	34,963,000
Tata Consultancy Services, Ltd.	369,678	11,136,571

		167,703,250

Internet Software & Services: 2.2%
Info Edge India, Ltd.	2,005,095	39,364,753
Total Information Technology		207,068,003

HEALTH CARE: 10.2%
Pharmaceuticals: 9.6%
Ajanta Pharma, Ltd.[b]	3,013,552	44,220,917
Alembic Pharmaceuticals, Ltd.	4,147,557	35,988,596
Natco Pharma, Ltd.	2,662,760	27,622,541
Sun Pharmaceutical Industries, Ltd.	2,959,885	25,448,078
Caplin Point Laboratories, Ltd.†	3,830,539	21,712,770
Eris Lifesciences, Ltd.[b,c,d]	1,950,176	19,636,273

		174,629,175

Health Care Equipment & Supplies: 0.6%
Poly Medicure, Ltd.	3,594,824	10,602,474
Total Health Care		185,231,649

INDUSTRIALS: 7.8%
Machinery: 4.1%
AIA Engineering, Ltd.	1,756,281	43,097,343
Ashok Leyland, Ltd.	18,445,155	30,314,803

		73,412,146

Airlines: 2.4%
InterGlobe Aviation, Ltd.[c,d]	3,822,617	43,567,919

Air Freight & Logistics: 1.1%
Blue Dart Express, Ltd.	475,939	19,690,309

Road & Rail: 0.2%
Container Corp. of India, Ltd.	493,937	4,275,861
Total Industrials		140,946,235

MATERIALS: 4.8%
Chemicals: 4.6%
UPL, Ltd.	4,276,460	39,200,804
Pidilite Industries, Ltd.	1,040,001	15,007,803
Castrol India, Ltd.	6,307,813	12,434,681
Supreme Industries, Ltd.	643,151	8,931,411
Asian Paints, Ltd.	423,653	7,563,487

		83,138,186

25	MATTHEWS ASIA FUNDS

Matthews India Fund	September 30, 2018

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

Metals & Mining: 0.2%
NMDC, Ltd.	2,713,195	$4,240,000
Total Materials		87,378,186

TOTAL INVESTMENTS: 99.6%		1,807,463,794
(Cost $1,556,491,815)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 0.4%		7,964,919

NET ASSETS: 100.0%		$1,815,428,713

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2018, the aggregate value is $63,204,192, which is 3.48% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA	26

Matthews Japan Fund	September 30, 2018

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 97.7%

	Shares	Value

INDUSTRIALS: 25.2%
Professional Services: 9.3%
Recruit Holdings Co., Ltd.	3,388,400	$113,177,527
Nihon M&A Center, Inc.	2,846,500	85,425,555
Persol Holdings Co., Ltd.	3,459,100	81,186,950
TechnoPro Holdings, Inc.	1,228,300	76,238,677
Outsourcing, Inc.	2,854,400	41,857,842
		397,886,551

Building Products: 4.9%
Daikin Industries, Ltd.	774,000	103,022,213
Aica Kogyo Co., Ltd.	1,400,300	56,571,660
Sanwa Holdings Corp.	4,276,800	50,924,821
		210,518,694

Machinery: 3.6%
MINEBEA MITSUMI, Inc.	3,016,900	54,683,542
MISUMI Group, Inc.	1,579,100	40,858,422
SMC Corp.	91,800	29,382,543
CKD Corp.	2,199,400	28,226,582
		153,151,089

Electrical Equipment: 3.3%
Nidec Corp.	747,000	107,415,435
Mabuchi Motor Co., Ltd.	848,800	34,239,710
		141,655,145

Trading Companies & Distributors: 2.1%
Mitsui & Co., Ltd.	5,177,000	91,998,736

Construction & Engineering: 2.0%
Kyowa Exeo Corp.	2,869,500	83,986,854
Total Industrials		1,079,197,069

INFORMATION TECHNOLOGY: 18.8%
Electronic Equipment, Instruments & Components: 8.7%
Keyence Corp.	217,100	126,110,543
Murata Manufacturing Co., Ltd.	696,600	107,036,866
Shimadzu Corp.	2,880,800	90,277,485
Hitachi, Ltd.	1,500,700	51,011,257
		374,436,151

IT Services: 3.7%
ITOCHU Techno-Solutions Corp.	3,781,600	82,155,921
Otsuka Corp.	2,010,600	74,995,527
		157,151,448

Semiconductors & Semiconductor Equipment: 2.9%
Lasertec Corp.	2,078,500	69,458,930
Rohm Co., Ltd.	739,500	54,101,934
		123,560,864

Internet Software & Services: 2.2%
Infomart Corp.	5,549,400	72,202,016
Mercari, Inc.[b]	687,700	22,710,354
		94,912,370

	Shares	Value

Software: 1.3%
Square Enix Holdings Co., Ltd.	1,385,700	$57,293,785
Total Information Technology		807,354,618

HEALTH CARE: 12.2%
Health Care Equipment & Supplies: 7.4%
Asahi Intecc Co., Ltd.	2,867,800	125,049,519
Sysmex Corp.	1,125,400	97,047,105
Terumo Corp.	1,600,800	94,741,862
		316,838,486

Health Care Technology: 2.5%
M3, Inc.	4,665,900	105,815,102

Biotechnology: 1.2%
PeptiDream, Inc.[b]	1,315,100	52,413,795

Health Care Providers & Services: 1.1%
Japan Lifeline Co., Ltd.	2,318,600	49,013,782
Total Health Care		524,081,165

CONSUMER DISCRETIONARY: 11.9%
Auto Components: 3.0%
Denso Corp.	1,267,800	66,975,319
Nifco, Inc.	2,324,800	62,510,475
		129,485,794

Automobiles: 2.8%
Suzuki Motor Corp.	2,083,600	119,413,496

Specialty Retail: 2.7%
Nitori Holdings Co., Ltd.	809,100	115,948,797

Multiline Retail: 2.4%
Ryohin Keikaku Co., Ltd.	200,800	59,685,625
Seria Co., Ltd.	1,197,700	42,314,518
		102,000,143

Internet & Direct Marketing Retail: 1.0%
Start Today Co., Ltd.	1,433,300	43,356,836
Total Consumer Discretionary		510,205,066

CONSUMER STAPLES: 11.9%
Personal Products: 5.1%
Kao Corp.	1,354,900	109,445,826
Kose Corp.	564,600	107,581,954
		217,027,780

Food & Staples Retailing: 2.9%
Tsuruha Holdings, Inc.	545,200	67,108,518
San-A Co., Ltd.	1,275,700	57,032,053
		124,140,571

Food Products: 2.0%
Ariake Japan Co., Ltd.	870,700	86,853,931

Household Products: 1.9%
Pigeon Corp.	1,433,800	80,801,092
Total Consumer Staples		508,823,374

27	MATTHEWS ASIA FUNDS

Matthews Japan Fund	September 30, 2018

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

FINANCIALS: 7.4%
Banks: 3.0%
Mitsubishi UFJ Financial Group, Inc.	20,806,800	$129,266,255

Insurance: 2.6%
Tokio Marine Holdings, Inc.	2,274,000	112,889,520

Diversified Financial Services: 1.8%
ORIX Corp.	4,721,500	76,448,769
Total Financials		318,604,544

MATERIALS: 3.9%
Chemicals: 3.9%
Shin-Etsu Chemical Co., Ltd.	752,200	66,500,660
Nitto Denko Corp.	754,800	56,590,972
Fuso Chemical Co., Ltd.†	1,808,800	42,985,828

Total Materials		166,077,460

REAL ESTATE: 3.5%
Real Estate Management & Development: 3.5%
Relo Group, Inc.	3,845,200	113,011,043
KATITAS Co., Ltd.	1,163,500	35,433,972

Total Real Estate		148,445,015

	Shares	Value

TELECOMMUNICATION SERVICES: 2.9%
Wireless Telecommunication Services: 2.9%
SoftBank Group Corp.	1,264,100	$126,283,060
Total Telecommunication Services		126,283,060

TOTAL INVESTMENTS: 97.7%		4,189,071,371
(Cost $3,384,668,534)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 2.3%		96,680,512

NET ASSETS: 100.0%		$4,285,751,883

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Non-income producing security.

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA	28

Matthews Korea Fund	September 30, 2018

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 70.6%

	Shares	Value

FINANCIALS: 16.5%
Banks: 9.4%
KB Financial Group, Inc.	124,400	$6,058,778
Hana Financial Group, Inc.	147,261	5,912,941
Shinhan Financial Group Co., Ltd.	143,938	5,816,321
		17,788,040

Capital Markets: 4.4%
Kiwoom Securities Co., Ltd.	61,437	5,398,467
Shinyoung Securities Co., Ltd.	58,604	3,081,628
		8,480,095

Insurance: 2.7%
DB Insurance Co., Ltd.	77,312	5,073,981
Total Financials		31,342,116

CONSUMER DISCRETIONARY: 13.8%
Auto Components: 7.2%
Hyundai Mobis Co., Ltd.	39,258	8,069,258
Hankook Tire Co., Ltd.	122,710	5,539,671
		13,608,929

Specialty Retail: 3.8%
LOTTE Himart Co., Ltd.	73,760	4,435,813
Cuckoo Homesys Co., Ltd.[b]	14,513	2,793,505
		7,229,318

Hotels, Restaurants & Leisure: 2.8%
Modetour Network, Inc.	233,678	5,298,094
Total Consumer Discretionary		26,136,341

INFORMATION TECHNOLOGY: 12.6%
Internet Software & Services: 4.7%
NAVER Corp.	10,180	6,570,779
Cafe24 Corp.[b]	17,015	2,293,907
		8,864,686

Technology Hardware, Storage & Peripherals: 3.6%
Samsung Electronics Co., Ltd.	161,678	6,766,365

Electronic Equipment, Instruments & Components: 2.8%
Samsung SDI Co., Ltd.	22,972	5,349,984

Semiconductors & Semiconductor Equipment: 1.5%
Koh Young Technology, Inc.	29,303	2,882,759
Total Information Technology		23,863,794

CONSUMER STAPLES: 9.4%
Food & Staples Retailing: 6.2%
BGF Retail Co., Ltd.	38,890	7,204,773
E-Mart, Inc.	24,689	4,619,169
		11,823,942

Food Products: 3.2%
Orion Holdings Corp.	217,395	3,694,469
Orion Corp.	23,902	2,272,502
		5,966,971
Total Consumer Staples		17,790,913

	Shares	Value

HEALTH CARE: 6.5%
Pharmaceuticals: 3.3%
Yuhan Corp.	15,531	$3,394,409
DongKook Pharmaceutical Co., Ltd.	49,614	2,935,201
		6,329,610

Health Care Equipment & Supplies: 1.9%
Interojo Co., Ltd.	123,685	3,510,604

Biotechnology: 1.3%
Hugel, Inc.[b]	6,511	2,511,055
Total Health Care		12,351,269

MATERIALS: 5.3%
Metals & Mining: 3.2%
POSCO	15,306	4,062,929
Korea Zinc Co., Ltd.	5,242	2,060,057
		6,122,986

Containers & Packaging: 2.1%
Lock&Lock Co., Ltd.	261,943	4,038,333

Total Materials		10,161,319

ENERGY: 2.5%
Oil, Gas & Consumable Fuels: 2.5%
SK Innovation Co., Ltd.	15,056	2,918,455
S-Oil Corp.	14,915	1,842,327

Total Energy		4,760,782

TELECOMMUNICATION SERVICES: 2.2%
Wireless Telecommunication Services: 2.2%
SK Telecom Co., Ltd. ADR	152,100	4,240,548
Total Telecommunication Services		4,240,548

INDUSTRIALS: 1.8%
Commercial Services & Supplies: 1.8%
S-1 Corp.	40,930	3,372,551
Total Industrials		3,372,551

TOTAL COMMON EQUITIES		134,019,633

(Cost $110,925,066)

PREFERRED EQUITIES: 24.5%

INFORMATION TECHNOLOGY: 6.4%
Technology Hardware, Storage & Peripherals: 6.4%
Samsung Electronics Co., Ltd., Pfd.	358,807	12,237,921
Total Information Technology		12,237,921

CONSUMER STAPLES: 6.0%
Personal Products: 6.0%
LG Household & Health Care, Ltd., Pfd.	11,342	8,220,841
AMOREPACIFIC Group, Pfd.	68,932	3,113,587

Total Consumer Staples		11,334,428

29	MATTHEWS ASIA FUNDS

Matthews Korea Fund	September 30, 2018

Schedule of Investmentsa (unaudited) (continued)

PREFERRED EQUITIES (continued)

	Shares	Value

FINANCIALS: 4.3%
Insurance: 4.3%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	48,813	$8,074,854
Total Financials		8,074,854

CONSUMER DISCRETIONARY: 3.7%
Automobiles: 3.7%
Hyundai Motor Co., Ltd., 2nd Pfd.	90,732	6,930,262
Total Consumer Discretionary		6,930,262

MATERIALS: 2.4%
Chemicals: 2.4%
LG Chem, Ltd., Pfd.	24,459	4,497,612
Total Materials		4,497,612

ENERGY: 1.7%
Oil, Gas & Consumable Fuels: 1.7%
S-Oil Corp., Pfd.	37,562	3,291,639
Total Energy		3,291,639

TOTAL PREFERRED EQUITIES		46,366,716

(Cost $33,304,155)

Value

TOTAL INVESTMENTS: 95.1%	$180,386,349
(Cost $144,229,221)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 4.9%	9,384,695

NET ASSETS: 100.0%	$189,771,044

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Non-income producing security.

ADR	American Depositary Receipt

Pfd.	Preferred

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA	30

Matthews Asia Small Companies Fund	September 30, 2018
Schedule of Investments[a] (unaudited)
COMMON EQUITIES: 94.7%

	Shares	Value

CHINA/HONG KONG: 33.6%
Vitasoy International Holdings, Ltd.	2,806,000	$9,569,056
SUNeVision Holdings, Ltd.	12,969,000	8,743,936
Silergy Corp.	485,000	8,736,384
Shanghai Haohai Biological Technology Co., Ltd. H Shares[b,c]	1,145,800	7,822,404
China Aviation Oil Singapore Corp., Ltd.	5,913,500	6,617,125
BBI Life Sciences Corp.[c]	18,085,500	6,512,217
Precision Tsugami China Corp., Ltd.[c]	6,280,000	5,489,151
Yihai International Holding, Ltd.	2,391,000	5,421,446
Sinopec Kantons Holdings, Ltd.	12,062,000	5,378,019
A-Living Services Co., Ltd. H Shares[b,c,d]	3,252,250	5,027,096
Times China Holdings, Ltd.	4,667,000	4,959,823
China Youzan, Ltd.[d]	49,624,000	4,448,642
Kingdee International Software Group Co., Ltd.	3,834,000	4,161,479
Bilibili, Inc. ADR[d]	300,500	4,050,740
TK Group Holdings, Ltd.	6,122,000	3,855,377
China Yuhua Education Corp., Ltd.[b,c]	7,868,000	3,791,133
SITC International Holdings Co., Ltd.	4,653,000	3,756,470
Yuzhou Properties Co., Ltd.	9,136,000	3,705,066
Huifu Payment, Ltd.[b,c,d]	6,126,400	3,560,791
BeiGene, Ltd.[d]	265,079	3,545,290
Wise Talent Information Technology Co., Ltd.[c,d]	1,121,800	3,317,387
Genscript Biotech Corp.[d]	1,542,000	2,586,782
Microport Scientific Corp.	1,775,000	2,347,538
Xin Point Holdings, Ltd.[c]	1,936,000	753,976

Total China/Hong Kong		118,157,328

TAIWAN: 12.1%
Sunny Friend Environmental Technology Co., Ltd.	1,106,000	8,075,024
Chief Telecom, Inc.	958,000	5,724,161
KS Terminals, Inc.	3,598,000	5,557,204
ITEQ Corp.	2,722,000	5,261,013
Great Tree Pharmacy Co., Ltd.†	2,024,424	4,838,189
Taiwan Paiho, Ltd.	2,018,000	4,005,789
Global PMX Co., Ltd.	1,372,000	3,778,711
Advanced Ceramic X Corp.	556,000	3,770,277
HIM International Music, Inc.	567,050	1,519,512

Total Taiwan		42,529,880

SOUTH KOREA: 11.8%
Value Added Technology Co., Ltd.	188,353	5,364,357
Douzone Bizon Co., Ltd.	95,434	5,255,527
Cosmecca Korea Co., Ltd.	161,544	5,081,706
Enzychem Lifesciences Corp.[d]	47,077	5,071,366
Incross Co., Ltd.[d]	237,388	4,740,445
Tongyang Pile, Inc.	980,009	4,461,614
CLIO Cosmetics Co., Ltd.	239,934	4,099,514
Hy-Lok Corp.	179,393	3,840,902
Cafe24 Corp.[d]	26,004	3,505,775

Total South Korea		41,421,206

INDIA: 11.3%
Merck, Ltd.	177,217	6,336,932
AIA Engineering, Ltd.	250,246	6,140,781
GRUH Finance, Ltd.	1,428,496	5,996,256
Gabriel India, Ltd.	2,703,670	4,474,813

	Shares	Value

Page Industries, Ltd.	9,440	$4,283,650
Natco Pharma, Ltd.	408,518	4,237,823
NIIT Technologies, Ltd.	262,624	3,976,527
Syngene International, Ltd.[b,c]	419,978	3,482,734
Shriram City Union Finance, Ltd.	32,089	731,885

Total India		39,661,401

THAILAND: 6.2%
Plan B Media Public Co., Ltd. F Shares	27,441,300	5,901,567
AP Thailand Public Co., Ltd.	17,414,500	4,900,501
TOA Paint Thailand Public Co., Ltd.	4,043,500	4,720,108
Rich Sport Public Co., Ltd.	28,806,200	3,759,020
Humanica Public Co., Ltd.	6,953,900	2,515,464

Total Thailand		21,796,660

VIETNAM: 5.4%
Yeah1 Group Corp.[d]	510,000	4,853,499
Ho Chi Minh City Securities Corp.	1,434,300	4,237,013
Saigon Cargo Service Corp.	607,390	3,960,305
FPT Digital Retail JSC[d]	1,171,640	3,822,176
Nam Long Investment Corp.	1,423,837	1,984,924

Total Vietnam		18,857,917

INDONESIA: 3.8%
PT Bank Tabungan Pensiunan Nasional	25,182,200	6,319,031
PT BFI Finance Indonesia	94,179,600	3,886,888
PT Arwana Citramulia	134,190,800	3,241,867

Total Indonesia		13,447,786

MALAYSIA: 3.7%
D&O Green Technologies BHD	30,038,000	6,553,880
Bursa Malaysia BHD	2,280,000	4,306,979
Karex BHD	10,820,825	2,026,107

Total Malaysia		12,886,966

JAPAN: 2.2%
CKD Corp.	305,300	3,918,148
Honma Golf, Ltd.[b,c]	4,125,000	3,899,289

Total Japan		7,817,437

AUSTRALIA: 1.5%
OZ Minerals, Ltd.	760,816	5,128,781

Total Australia		5,128,781

UNITED STATES: 1.1%
Knowles Corp.[d]	238,400	3,962,208

Total United States		3,962,208

PHILIPPINES: 1.1%
Philippine Seven Corp.	1,957,631	3,688,448

Total Philippines		3,688,448

31	MATTHEWS ASIA FUNDS

Matthews Asia Small Companies Fund	September 30, 2018
Schedule of Investments[a] (unaudited) (continued)
COMMON EQUITIES (continued)

	Shares	Value

SINGAPORE: 0.9%
Delfi, Ltd.	3,736,300	$3,061,085
Total Singapore		3,061,085

TOTAL INVESTMENTS: 94.7%		332,417,103
(Cost $346,776,462)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 5.3%		18,717,859

NET ASSETS: 100.0%		$351,134,962

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2018, the aggregate value is $27,583,447, which is 7.86% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Non-income producing security.

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

BHD	Berhad

JSC	Joint Stock Co.

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA	32

Matthews China Small Companies Fund	September 30, 2018
Schedule of Investments[a] (unaudited)
COMMON EQUITIES: 98.4%

	Shares	Value

INFORMATION TECHNOLOGY: 25.7%
Semiconductors & Semiconductor Equipment: 12.1%
Silergy Corp.	298,000	$5,367,923
Hua Hong Semiconductor, Ltd.[b,c]	662,000	1,419,139
SG Micro Corp. A Shares	74,746	1,029,842
		7,816,904
Internet Software & Services: 6.2%
SUNeVision Holdings, Ltd.	2,826,000	1,905,341
Baozun, Inc. ADR[d]	30,300	1,471,974
Wise Talent Information Technology Co., Ltd.[c,d]	210,400	622,195
		3,999,510
Electronic Equipment, Instruments & Components: 4.9%
China Youzan, Ltd.[d]	25,028,000	2,243,685
Merry Electronics Co., Ltd.	204,000	925,379
China High Precision Automation Group, Ltd.[d,e]	195,000	249
		3,169,313
Software: 2.5%
Kingdee International Software Group Co., Ltd.	1,452,000	1,576,022
Total Information Technology		16,561,749

INDUSTRIALS: 17.3%
Commercial Services & Supplies: 9.0%
Sunny Friend Environmental Technology Co., Ltd.	510,000	3,723,564
Greentown Service Group Co., Ltd.[c]	1,818,000	1,454,294
A-Living Services Co., Ltd. H Shares[b,c,d]	399,250	617,132
		5,794,990
Machinery: 5.6%
TK Group Holdings, Ltd.	3,800,000	2,393,080
Precision Tsugami China Corp., Ltd.[c]	1,384,000	1,209,711
		3,602,791
Marine: 2.7%
SITC International Holdings Co., Ltd.	2,158,000	1,742,201
Total Industrials		11,139,982

CONSUMER DISCRETIONARY: 15.7%
Diversified Consumer Services: 4.1%
China Yuhua Education Corp., Ltd.[b,c]	3,328,000	1,603,571
China Maple Leaf Educational Systems, Ltd.	1,964,000	1,031,142
		2,634,713
Hotels, Restaurants & Leisure: 3.2%
Future Bright Holdings, Ltd.	6,648,000	755,807
Huangshan Tourism Development Co., Ltd. B Shares	609,008	750,483
Haidilao International Holding, Ltd.[b,c,d]	240,000	545,709
		2,051,999
Specialty Retail: 2.8%
China Meidong Auto Holdings, Ltd.	2,306,000	1,082,285
Chow Sang Sang Holdings International, Ltd.	377,000	740,675
		1,822,960

	Shares	Value

Leisure Products: 2.8%
Honma Golf, Ltd.[b,c]	1,881,000	$1,778,076

Auto Components: 1.8%
NBTM New Materials Group Co., Ltd. A Shares	642,418	745,610
Xin Point Holdings, Ltd.[c]	999,000	389,061
		1,134,671
Household Durables: 1.0%
Vatti Corp., Ltd. A Shares	253,371	383,193
Vatti Corp., Ltd. A Shares	192,950	291,991
		675,184
Total Consumer Discretionary		10,097,603

HEALTH CARE: 11.8%
Biotechnology: 9.1%
Shanghai Haohai Biological Technology Co., Ltd. H Shares[b,c]	328,300	2,241,312
BBI Life Sciences Corp.[c]	3,286,500	1,183,401
BeiGene, Ltd. ADR[d]	6,700	1,153,874
Amoy Diagnostics Co., Ltd. A Shares	96,060	820,485
BeiGene, Ltd.[d]	32,727	437,706
		5,836,778

Health Care Equipment & Supplies: 1.5%
Microport Scientific Corp.	750,000	991,917

Health Care Providers & Services: 0.7%
C-MER Eye Care Holdings, Ltd.[c,d]	766,000	422,422

Life Sciences Tools & Services: 0.5%
Genscript Biotech Corp.[d]	212,000	355,641
Total Health Care		7,606,758

MATERIALS: 9.0%
Chemicals: 3.7%
China BlueChemical, Ltd. H Shares	4,690,000	1,898,040
Shanghai Putailai New Energy Technology Co., Ltd. A Shares	67,200	469,773
		2,367,813

Construction Materials: 2.5%
Asia Cement China Holdings Corp.	1,558,000	1,601,365

Containers & Packaging: 1.4%
CPMC Holdings, Ltd.	2,453,000	926,174

Metals & Mining: 1.4%
MMG, Ltd.[d]	1,696,000	873,127
Total Materials		5,768,479

REAL ESTATE: 6.8%
Real Estate Management & Development: 6.8%
Joy City Property, Ltd.	18,618,000	2,259,260
China Overseas Property Holdings, Ltd.	5,025,000	1,441,231
Times China Holdings, Ltd.	608,000	646,148

Total Real Estate		4,346,639

33	MATTHEWS ASIA FUNDS

Matthews China Small Companies Fund	September 30, 2018
Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

CONSUMER STAPLES: 5.4%
Food Products: 5.4%
Yihai International Holding, Ltd.	799,000	$1,811,684
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. A Shares	252,924	1,199,761
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. A Shares	94,800	449,415
Total Consumer Staples		3,460,860

ENERGY: 5.3%
Oil, Gas & Consumable Fuels: 5.3%
China Aviation Oil Singapore Corp., Ltd.	1,898,200	2,124,060
Sinopec Kantons Holdings, Ltd.	2,930,000	1,306,383
Total Energy		3,430,443

FINANCIALS: 1.4%
Banks: 1.4%
Dah Sing Banking Group, Ltd.	448,400	900,345
Total Financials		900,345

TOTAL INVESTMENTS: 98.4%		63,312,858
(Cost $68,410,610)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 1.6%		1,054,933

NET ASSETS: 100.0%		$64,367,791

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2018, the aggregate value is $8,204,939, which is 12.75% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Non-income producing security.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA	34

Notes to Schedules of Investments (unaudited)

A.

SECURITY VALUATION: The value of the Matthews Asia Funds’ (each a “Fund”, and collectively the “Funds” or the “Trust”) securities is based on market quotations for those securities, or on their fair value determined by the valuation policies approved by the Funds’ Board of Trustees (the “Board”). Market quotations and valuation information are provided by commercial pricing services or securities dealers that are independent of the Funds and Matthews International Capital Management, LLC (“Matthews”), in accordance with procedures established by the Funds’ Board. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by other third-party vendors or by using indicative bid quotations from dealers or market makers, or other available market information. Market values for securities are determined based on quotations, market data or other information from the principal (or most advantageous) market on which the security is traded. Market quotations for equity securities used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined at the close of business on the New York Stock Exchange (“NYSE”). Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.

The Board has delegated to the Board’s Valuation Committee the responsibility for oversight of the fair valuation process under the Trust’s Valuation and Pricing Policy. The Board’s Valuation Committee, in turn, has delegated the determination of fair value prices under Matthews’ Valuation and Pricing Procedures to Matthews’ Valuation Committee (the “Valuation Committee”). The Board’s Valuation Committee will review and approve fair value determinations by Matthews’ Valuation Committee in accordance with the Valuation and Pricing Policy. When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day. All fair value determinations are made subject to the Board’s oversight. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value in accordance with pricing policies. The fair value of a security held by the Funds may be determined using the services of third-party pricing services to assist in this process.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the NYSE. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds isolate that portion of gains and losses on investments in fixed income securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of securities.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the value of the Funds may be significantly affected on days when shareholders have no access to the Funds.

B.

FAIR VALUE MEASUREMENTS: In accordance with the guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States (“U.S. GAAP”), the Funds disclose the fair value of their investments and derivative financial instruments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). Various inputs are used in determining the fair value of investments and derivative financial instruments, which are as follows:

Level 1: Quoted prices in active markets for identical securities.

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, foreign exchange, etc.).

Level 3: Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and derivative financial instruments).

35	MATTHEWS ASIA FUNDS

Notes to Schedules of Investments (unaudited) (continued)

The summary of inputs used to determine the fair valuation of the Funds’ investments and derivative financial instruments as of September 30, 2018 is as follows:

	Matthews Asia Strategic Income Fund	Matthews Asia Credit Opportunities Fund	Matthews Asian Growth and Income Fund	Matthews Asia Dividend Fund	Matthews Asia Value Fund	Matthews Asia Focus Fund	Matthews Asia Growth Fund

Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Bangladesh	$—	$—	$—	$70,432,305	$—	$—	$—
China/Hong Kong	—	—	97,460,035	291,033,212	1,019,657	159,775	131,624,435
Indonesia	—	—	—	30,440,304	—	—	14,926,755
Japan	—	—	—	—	954,400	—	—
Philippines	—	—	—	94,569,054	—	—	4,943,831
Singapore	—	—	—	46,136,968	761,948	—	—
South Africa	—	—	—	—	389,389	—	—
South Korea	—	—	49,761,161	470,120,458	1,431,143	—	—
Sri Lanka	—	—	—	—	—	—	29,054,438
Taiwan	—	—	—	116,712,230	—	—	—
United States	—	—	79,592,681	—	461,040	465,806	—
Preferred Equities:
South Korea	—	—	41,093,333	—	—	—	—
Level 2: Other Significant Observable
Inputs
Foreign Government Obligations[a]	9,593,612	4,502,181	—	—	—	—	—
Non-Convertible Corporate Bonds[a]	70,972,660	25,067,027	—	—	—	—	—
Convertible Corporate Bonds[a]	26,763,665	10,108,151	294,148,994	—	—	—	—
Common Equities:
Australia	—	—	51,718,889	144,350,984	—	196,856	51,213,236
Bangladesh	—	—	—	—	—	—	38,211,559
China/Hong Kong	—	—	523,355,587	2,093,566,016	6,203,262	3,044,873	150,164,177
France	—	—	25,097,747	—	—	—	—
India	—	—	56,769,518	169,212,925	163,906	417,624	46,916,994
Indonesia	—	—	32,006,535	102,316,645	—	212,185	74,400,642
Japan	—	—	82,537,006	2,262,418,199	1,843,136	—	433,054,760
Malaysia	—	—	31,639,396	—	1,622,730	206,137	—
New Zealand	—	—	23,417,128	—	—	—	—
Philippines	—	—	23,056,265	—	—	198,894	9,546,792
Singapore	—	—	192,379,193	199,190,971	672,737	995,598	—
South Korea	—	—	106,813,534	83,330,050	3,515,167	600,499	—
Switzerland	—	—	—	—	—	250,787	—
Taiwan	—	—	150,426,461	165,796,865	415,615	476,986	12,539,176
Thailand	—	—	30,990,311	93,993,008	—	220,405	14,429,939
United Kingdom	—	—	35,483,412	—	—	196,930	—
Vietnam	—	—	31,374,540	88,331,909	—	—	18,331,722
Preferred Equities:
South Korea	—	—	—	200,706,303	2,730,899	—	—
Level 3: Significant Unobservable
Inputs
Common Equities:
China/Hong Kong	—	—	21,668,580	—	1,460,989	—	14,612,572
Total Market Value of Investments	$107,329,937	$39,677,359	$1,980,790,306	$6,722,658,406	$23,646,018	$7,643,355	$1,043,971,028

a	Industry, countries, or security types are disclosed on the Schedule of Investments.

matthewsasia.com | 800.789.ASIA	36

Matthews Asia Strategic Income Fund

Derivative Financial Instruments[1]
Assets
Level 2: Other Significant Observable Inputs
Forward Foreign Currency Exchange Contracts	$161,823

Liabilities
Level 2: Other Significant Observable Inputs
Forward Foreign Currency Exchange Contracts	($269,723)

[1]	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

	Matthews China Dividend Fund	Matthews China Fund	Matthews India Fund	Matthews Japan Fund	Matthews Korea Fund	Matthews China Small Companies Fund

Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Consumer Discretionary	$8,320,740	$8,575,235	$—	$—	$8,069,258	$3,820,267
Consumer Staples	—	—	28,586,779	—	7,204,773	—
Financials	9,125,402	—	43,516,223	—	5,073,981	—
Health Care	—	—	66,227,343	—	—	1,591,580
Industrials	3,368,955	9,315,790	—	—	3,372,551	1,742,201
Information Technology	—	126,597,244	81,720,103	—	—	2,094,169
Materials	6,763,098	—	—	—	—	469,773
Telecommunication Services	8,877,370	—	—	—	4,240,548	—
Preferred Equities:
Consumer Staples	—	—	—	—	8,220,841	—
Closed-End Fund:
Information Technology	6,621,264	—	—	—	—	—
Level 2: Other Significant Observable Inputs
Non-Convertible Corporate Bonds[a]	196,833	—	—	—	—	—
Common Equities:
Consumer Discretionary	19,470,002	58,406,683	236,067,937	510,205,066	18,067,083	6,277,336
Consumer Staples	38,844,315	41,235,053	294,003,803	508,823,374	10,586,140	3,460,860
Energy	20,821,402	31,222,464	—	—	4,760,782	3,430,443
Financials	51,300,880	265,703,829	584,664,979	318,604,544	26,268,135	900,345
Health Care	19,522,466	14,880,720	119,004,306	524,081,165	12,351,269	6,015,178
Industrials	38,286,980	24,412,241	140,946,235	1,079,197,069	—	9,397,781
Information Technology	27,953,208	121,093,947	125,347,900	807,354,618	23,863,794	14,467,331
Materials	10,193,300	38,675,390	87,378,186	166,077,460	10,161,319	5,298,706
Real Estate	15,851,231	35,741,377	—	148,445,015	—	4,346,639
Telecommunication Services	24,443,449	9,433,653	—	126,283,060	—	—
Utilities	10,409,080	15,511,403	—	—	—	—
Preferred Equities:
Consumer Discretionary	—	—	—	—	6,930,262	—
Consumer Staples	—	—	—	—	3,113,587	—
Energy	—	—	—	—	3,291,639	—
Financials	—	—	—	—	8,074,854	—
Information Technology	—	—	—	—	12,237,921	—
Materials	—	—	—	—	4,497,612	—
Level 3: Significant Unobservable Inputs
Common Equities:
Consumer Discretionary	—	13,102,424	—	—	—	—
Information Technology	—	—	—	—	—	249
Total Market Value of Investments	$320,369,975	$813,907,453	$1,807,463,794	$4,189,071,371	$180,386,349	$63,312,858

a	Industry, countries, or security types are disclosed on the Schedule of Investments.

37	MATTHEWS ASIA FUNDS

Notes to Schedules of Investments (unaudited) (continued)

	Matthews Pacific Tiger Fund	Matthews Asia ESG Fund	Matthews Emerging Asia Fund	Matthews Asia Innovators Fund	Matthews Asia Small Companies Fund

Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Bangladesh	$—	$258,297	$28,690,605	$—	$—
China/Hong Kong	1,274,351,551	370,273	2,115,986	51,201,236	18,230,678
India	—	564,497	4,664,262	3,377,336	7,068,817
Indonesia	45,988,520	561,352	26,129,460	—	7,128,755
Japan	8,223,776	—	—	—	3,899,289
Pakistan	—	237,551	36,440,040	—	—
Philippines	—	—	38,369,603	—	3,688,448
Singapore	—	292,484	—	—	3,061,085
South Korea	271,049,254	—	—	9,338,465	4,461,614
Sri Lanka	—	—	28,541,131	—	—
United States	168,696,190	—	—	—	3,962,208
Vietnam	—	—	38,854,579	1,165,508	12,635,980
Level 2: Other Significant Observable Inputs
Common Equities:
Australia	—	—	3,052,429	—	5,128,781
Bangladesh	—	942,781	27,870,642	8,624,204	—
China/Hong Kong	1,967,919,660	4,852,709	31,601,013	85,074,607	99,926,650
India	1,755,611,559	2,662,491	27,346,428	24,567,443	32,592,584
Indonesia	480,551,264	712,524	44,034,725	5,287,024	6,319,031
Japan	—	3,581,286	—	3,485,321	3,918,148
Luxembourg	—	197,771	—	—	—
Malaysia	389,802,534	—	—	—	12,886,966
Pakistan	—	—	24,315,299	—	—
Philippines	178,394,718	366,324	—	3,226,055	—
Singapore	—	550,852	2,054,843	7,136,765	—
South Korea	843,648,717	1,692,611	—	22,157,406	36,959,592
Sri Lanka	—	—	9,027,352	—	—
Switzerland	184,831,197	—	—	—	—
Taiwan	495,288,728	2,176,019	—	8,977,280	42,529,880
Thailand	506,596,978	611,372	—	4,092,858	21,796,660
Vietnam	202,113,191	428,568	68,205,067	7,275,803	6,221,937
Preferred Equities:
South Korea	—	1,437,626	—	2,001,275	—
Level 3: Significant Unobservable Inputs
Common Equities:
China/Hong Kong	—	—	—	3,753,843	—
Total Market Value of Investments	$8,773,067,837	$22,497,388	$441,313,464	$250,742,429	$332,417,103

Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. Certain foreign securities may be fair valued by external pricing services when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable. Such fair valuations are typically categorized as Level 2 in the fair value hierarchy. The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. At September 30, 2018, the Funds utilized third-party pricing services to fair value certain securities, some of which were different than the securities which had been valued by third-party pricing services at December 31, 2017. As a result, certain securities held by the Funds were transferred from Level 2 to Level 1 and certain securities held by the Funds were transferred from Level 1 to Level 2 with beginning of period values as follows:

	Transfer to Level 1 from Level 2	Transfer to Level 2 from Level 1

Matthews Asian Growth and Income Fund	$—	$225,986,888
Matthews Asia Dividend Fund	61,680,601	532,735,992
Matthews China Dividend Fund	6,008,919	50,490,256
Matthews Asia Value Fund	482,747	5,786,659
Matthews Asia Focus Fund	—	1,275,305
Matthews Asia Growth Fund	9,108,154	78,120,303
Matthews Pacific Tiger Fund	421,514,498	1,502,181,191

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	Transfer to Level 1 from Level 2	Transfer to Level 2 from Level 1

Matthews Asia ESG Fund	$373,094	$3,250,345
Matthews Emerging Asia Fund	76,860,283	110,730,165
Matthews Asia Innovators Fund	1,639,794	10,839,359
Matthews China Fund	—	23,974,927
Matthews India Fund	56,322,766	374,424,023
Matthews Japan Fund	—	—
Matthews Korea Fund	—	46,404,898
Matthews Asia Small Companies Fund	13,923,535	58,387,295
Matthews China Small Companies Fund	1,432,387	6,017,175

Level 3 securities consisted of equities that, as of September 30, 2018, were suspended from trading. As described in Note A, these securities are valued based on their fair value as determined under the direction of the Board. The significant unobservable inputs, the methodology used for valuing such securities, and the characterization of such securities as Level 3 securities are not necessarily an indication of liquidity, or the risk associated with investing in these securities. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 securities and could impact overall Fund performance.

A reconciliation of Level 3 investments for which significant unobservable inputs were used to determine value are as follows:

	Matthews Asian Growth and Income Fund	Matthews Asia Value Fund	Matthews Asia Growth Fund	Matthews Asia Innovators Fund	Matthews China Fund	Matthews Korea Fund	Matthews Asia Small Companies Fund	Matthews China Small Companies Fund

	Common Equities - China/ Hong Kong	Common Equities - China/ Hong Kong	Common Equities - China/ Hong Kong	Common Equities - China/ Hong Kong	Common Equities - Consumer Discretionary	Common Equities - Consumer Discretionary	Common Equities - South Korea	Common Equities - Information Technology

Balance as of 12/31/17 (market value)	$—	$—	$—	$—	$—	$2,158,539	$3,491,660	$250
Accrued discounts/premiums	—	—	—	—	—	—	—	—
Realized gain/(loss)	—	—	—	313,891	1,591,905	(1,060,424)	1,368,937	—
Change in unrealized appreciation/ (depreciation)	(827,075)	(613,230)	(5,298,108)	(2,259,281)	(6,084,008)	(407,564)	1,012,653	(1)
Purchases	22,495,655	1,058,819	11,211,073	352,054	8,820,614	—	—	—
Sales	—	—	—	(1,084,432)	(4,695,546)	(690,551)	(5,873,250)	—
Transfers in to Level 3*	—	1,015,400	8,699,607	6,431,611	13,469,459	—	—	—
Transfer out of Level 3*	—	—	—	—	—	—	—	—
Balance as of 9/30/18 (market value)	$21,668,580	$1,460,989	$14,612,572	$3,753,843	$13,102,424	$—	$—	$249
Net change in unrealized appreciation/depreciation on Level 3 investments held as of 9/30/18	($827,075)	($613,230)	($5,298,108)	($2,259,281)	($6,084,008)	$—	$—	($1)

*	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Certain foreign securities, for which market quotations are not readily available, may be fair valued and classified as either Level 2 or Level 3. When the underlying inputs include significant observable inputs obtained from sources independent of the Funds, the securities are classified as Level 2. These inputs include evaluated prices from the Funds’ pricing vendors, day-on-day price changes, primary and ancillary pricing sources, and other available independent market indicators of value. When the underlying inputs include significant unobservable inputs and reflect assumptions of market participants, the securities are classified as Level 3. As of September 30, 2018, the Funds that previously used quoted prices or observable inputs now also utilize significant unobservable inputs for certain securities that were suspended from trading. As a result, certain securities held by the Funds that were previously classified as Level 1 or Level 2 were transferred to Level 3. Certain securities held by the Funds that were suspended from trading and classified as Level 3 on December 31, 2017 subsequently resumed trading and were transferred from Level 3 to Level 1, Level 2 or were sold.

39	MATTHEWS ASIA FUNDS

Notes to Schedules of Investments (unaudited) (continued)

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee to determine the fair value of certain material Level 3 investments:

	Value	Valuation Technique	Unobservable Input[1]	Unobservable Input - Proxy Factor Price Movement

Matthews Asia Value Fund:
Common Equity	$1,460,989	Last Price[2] Adjusted by Proxy factor[3]	Proxy factor3/Assessment of Company Specific Events	-14.37%

1	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

2	Last Price could include closing price, last reported sales price, or last fair valued price as described in Note A.

3	Proxy factor considers movement of The Hong Kong Seng Index.

C.	DERIVATIVE FINANCIAL INSTRUMENTS

Each of the Matthews Asia Strategic Income Fund and the Matthews Asia Credit Opportunities Fund engages in derivative transactions for a variety of purposes, including managing interest rate, currency and credit exposure. Derivative transactions in which each Fund may engage include financial futures contracts, swaps and/or forward foreign currency exchange contracts.

Certain derivative transactions may result in each Fund’s exposure to a currency to exceed the value of the Fund’s assets and the Fund could be exposed to currency risk whether or not it holds a bond or other instrument denominated in that currency. The gross notional value of derivative financial instruments and transactions could exceed the value of the Fund’s net assets, although the net market value of these instruments and transactions, on a marked-to-market basis, at most times, is expected to be substantially lower.

The primary risks associated with the use of derivative financial instruments are: (i) Matthews may not correctly predict the direction of currency exchange rates, interest rates, security prices, or other economic factors; (ii) Matthews may not correctly predict changes in the value of derivative financial instruments and related underlying instruments or assets, which may result in disproportionately increased losses and/or reduced opportunities for gains; (iii) imperfect correlation between the change in market value of the securities held by a Fund and the price of financial futures contracts and credit default swaps contracts; (iv) the lack of, or a reduction in the liquidity of, any secondary market for the instrument, and the resulting inability to close the position (or exit the position) when desired; (v) losses, which are potentially unlimited, due to unanticipated market movements; (vi) the value of the instrument may change unfavorably due to movements in the value of the referenced foreign currencies; (vii) a Fund may suffer disproportionately heavy losses relative to the amount invested; (viii) changes in the value of the derivatives may not match or fully offset changes in the value of hedged or related portfolio securities, thereby failing to achieve the hedging or investment purpose for the derivative transaction; and (ix) the other party to the instrument may fail to fulfill its obligation.

Forward Foreign Currency Exchange Contracts: The Matthews Asia Strategic Income Fund enters into forward foreign currency exchange contracts to gain or reduce exposure to foreign currency exchange rate risk. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Matthews Asia Strategic Income Fund does not offset financial assets and financial liabilities on forward foreign currency contracts in the Statement of Assets and Liabilities as they are not subject to netting arrangements.

Swaps: The Matthews Asia Strategic Income Fund and the Matthews Asia Credit Opportunities Fund enter into swap contracts to manage exposure to issuers, markets and securities to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the amortized premium received or paid.

The Funds may buy credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Counterparty Credit Risk: A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

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A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund.

With exchange traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. No swaps were held by any Funds on September 30, 2018.

D.	HOLDINGS OF 5% VOTING SHARES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the period ended September 30, 2018, the Funds below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Investments in affiliates:

A summary of transactions in securities of issuers affiliated with a Fund for the period ended September 30, 2018 is as follows:

	Shares Held at Dec. 31, 2017	Shares Purchased	Shares Sold	Shares Held at Sep. 30, 2018	Value at Sep. 30, 2018	Net Change in Unrealized Appreciation (Depreciation)

MATTHEWS ASIA DIVIDEND FUND
Name of Issuer:
Anritsu Corp.	9,384,700	—	—	9,384,700	$154,662,957	$49,013,557
Ascendas India Trust	53,470,700	4,393,100	—	57,863,800	46,136,968	(3,275,474)
Beijing Capital International Airport Co., Ltd. H Shares	—	94,084,000	—	94,084,000	114,109,656	7,295,233
BELLSYSTEM24 Holdings, Inc.	—	4,425,600	—	4,425,600	69,644,897	(4,227,414)
BGF Retail Co., Ltd.	816,439	145,221	—	961,660	178,157,431	(2,971,910)
Breville Group, Ltd.	10,644,019	1,541,519	—	12,185,538	115,059,415	(2,388,308)
CapitaLand Retail China Trust REIT	49,800,000	—	—	49,800,000	52,783,884	(7,536,876)
China Steel Chemical Corp.	—	15,589,000	—	15,589,000	74,253,622	(3,814,150)
Eiken Chemical Co., Ltd.	1,033,500	2,459,700†	—	3,493,200	81,188,822	(1,630,189)
Greencross, Ltd.	3,825,449	5,734,833	—	9,560,282	29,291,569	(18,315,579)
HKBN, Ltd.	45,415,623	10,985,500	—	56,401,123	96,616,042	23,004,171
Minth Group, Ltd.	60,675,000	2,178,000	654,000	62,199,000	255,891,081	(118,933,969)
Shanghai Jin Jiang International Hotels Group Co., Ltd. H Shares	44,450,000	129,162,000	—	173,612,000	48,709,073	(21,693,345)
Yuexiu Transport Infrastructure, Ltd.	92,646,000	4,682,000	—	97,328,000	77,065,895	5,435,988
Total Affiliates					$1,393,571,312	($100,038,265)

MATTHEWS ASIA GROWTH FUND
Name of Issuer:
Sampath Bank PLC	9,955,478	6,170,909†	—	16,126,387	$22,881,681	($7,694,381)
Total Affiliates					$22,881,681	($7,694,381)

41	MATTHEWS ASIA FUNDS

Notes to Schedules of Investments (unaudited) (continued)

	Shares Held at Dec. 31, 2017	Shares Purchased		Shares Sold	Shares Held at Sep. 30, 2018	Value at Sep. 30, 2018	Net Change in Unrealized Appreciation (Depreciation)

MATTHEWS PACIFIC TIGER FUND

Name of Issuer:
Cheil Worldwide, Inc.	6,554,297	761,585		—	7,315,882	$142,855,172	($865,033)
DB Insurance Co., Ltd.	3,499,380	71,083		—	3,570,463	234,329,237	(2,263,741)
Fuyao Glass Industry Group Co., Ltd. H Shares	32,976,400	750,000		—	33,726,400	122,196,266	(19,541,878)
Green Cross Corp.††	620,785	—		80,264	540,521	—	—
Just Dial, Ltd.	3,557,718	—		—	3,557,718	23,463,519	(5,643,689)
Orion Holdings Corp.	5,666,538	—		—	5,666,538	96,298,655	(44,762,705)
Sinopharm Group Co., Ltd. H Shares	61,139,600	5,006,800		4,660,800	61,485,600	300,816,709	27,798,464
Synnex Technology International Corp.	95,600,921	—		5,414,000	90,186,921	114,936,873	(8,582,381)
Tata Power Co., Ltd.	164,620,436	15,696,051		—	180,316,487	163,807,273	(96,822,298)
Total Affiliates						$1,198,703,704	($150,683,261)

MATTHEWS EMERGING ASIA FUND

Name of Issuer:
National Seed JSC	979,585	—		—	979,585	$4,875,813	$204,139
Shifa International Hospitals, Ltd.	2,519,051	264,300		—	2,783,351	6,140,272	(1,483,093)
Taisun International Holding Corp.	654,000	1,436,000	†	—	2,090,000	9,103,920	623,388
Total Affiliates						$20,120,005	($655,566)

MATTHEWS INDIA FUND

Name of Issuer:
Caplin Point Laboratories, Ltd.	3,028,687	801,852		—	3,830,539	$21,712,770	($14,133,826)
eClerx Services, Ltd.	2,701,931	—		311,337	2,390,594	34,963,000	(26,041,996)
VST Industries, Ltd.	1,167,175	—		—	1,167,175	45,086,510	(13,515,886)
Total Affiliates						$101,762,280	($53,691,708)

MATTHEWS JAPAN FUND

Name of Issuer:
Fuso Chemical Co., Ltd.	1,496,900	427,500		115,600	1,808,800	$42,985,828	($5,777,720)
Infomart Corp.††	7,697,300	—		2,147,900	5,549,400	—	—
TechnoPro Holdings, Inc.††	1,719,500	—		491,200	1,228,300	—	—
W-Scope Corp.††	2,047,600	—		2,047,600	—	—	—
Total Affiliates						$42,985,828	($5,777,720)

MATTHEWS ASIA SMALL COMPANIES FUND

Name of Issuer:
Great Tree Pharmacy Co., Ltd.	1,507,600	516,824	†	—	2,024,424	$4,838,189	($345,009)
Total Affiliates						$4,838,189	($345,009)

†	Includes stock spin-off and stock dividend during the period.

††	Issuer was not an affiliated company as of September 30, 2018.

E.	INCOME TAX INFORMATION

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under current tax law, the Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2018.

Late Year Losses*
Matthews Asia Dividend Fund	$82,668,298
Matthews India Fund	29,724

*   As permitted by the Internal Revenue Service, the Funds have elected to defer certain qualified late-year losses and recognize such losses in the next fiscal year.

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As of December 31, 2017, the Funds have capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

	Amount With No Expiration*
	Short-term Losses	Long-term Losses	Total

Matthews Asia Strategic Income Fund	$1,593,006	$53,342	$1,646,348
Matthews Asia Focus Fund	110,658	530,797	641,455

*	Post-Enactment Losses: Must be utilized prior to losses subject to expiration.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For additional information regarding the accounting policies of the Matthews Asia Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

43	MATTHEWS ASIA FUNDS

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Matthews International Funds

By (Signature and Title)* /s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date November 21, 2018

By (Signature and Title)* /s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date November 21, 2018

* Print the name and title of each signing officer under his or her signature.